As filed with the Securities and Exchange Commission on April 28, 1999


                                                   1933 Act File No. 33-30085
                                                   1940 Act File No. 811-5866


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           SECURITIES ACT OF 1933       [x]
                       POST-EFFECTIVE AMENDMENT NO. 17  [x]
                             REGISTRATION STATEMENT
                                      UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [x]
                              AMENDMENT NO. 20          [x]

                        The Wright EquiFund Equity Trust
               (Exact Name of Registrant as Specified in Charter)

                 255 State Street, Boston, Massachusetts 02109
                --------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-482-8260
                          -----------------------------
                         (Registrant's Telephone Number)

                                 Alan R. Dynner
                 255 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately  upon filing  pursuant to  paragraph (b)
[ ] On (date) pursuant to paragraph  (a)(1)
[x] On April 30, 1999 pursuant to paragraph (b)
[ ] 75 days after filing  pursuant to paragraph (a)(2)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    (Wright Logo)

The Wright EquiFund Equity Trust






        PROSPECTUS
       April 30, 1999



       WRIGHT EQUIFUND - HONG KONG/CHINA
       WRIGHT EQUIFUND - JAPAN
       WRIGHT EQUIFUND - MEXICO
       WRIGHT EQUIFUND - NETHERLANDS










        As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

An investment in a mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Table of Contents
----------------------------------------------------------------------------




                                                                        Page
The Wright EquiFund Equity Trust --
    Overview of Principal Strategies and
     Information About the Funds.....................................    1



         Wright  EquiFund -- Hong Kong/China.........................    2
         Wright  EquiFund -- Japan...................................    4
         Wright  EquiFund -- Mexico..................................    6
         Wright  EquiFund -- Netherlands.............................    8

Information About Your Account ......................................   10
         How the Funds Value Their Shares............................   10
         Purchasing Shares...........................................   10
         Selling Shares..............................................   11
         Exchanging Shares...........................................   11

Dividends and Taxes    ..............................................   12

Managing the Funds ..................................................   13

Financial Highlights    .............................................   15
         Wright  EquiFund -- Hong Kong/China.........................   15
         Wright  EquiFund -- Japan...................................   16
         Wright  EquiFund -- Mexico..................................   17
         Wright  EquiFund -- Netherlands.............................   18

--------------------------------------------------------------------------------
HOW TO USE THIS PROSPECTUS:

Reading this prospectus will help you decide if investing in the Wright funds is right for you. Please keep this prospectus for future reference. Included in this prospectus are descriptions telling you about each fund's:

(Graphic -- ship's wheel)
OBJECTIVE: what the fund seeks to achieve.

(Graphic -- compass)
PRINCIPAL INVESTMENT STRATEGIES: how the fund intends to achieve its investment objective and the strategies used by Wright Investors' Service, the fund's investment adviser.

(Graphic -- life preserver)
PRINCIPAL RISKS: the risks associated with the fund's primary investments. Who May Want to Invest: decide if the fund is a suitable investment for you.

(Graphic -- assorted nautical flags)
WHO MAY WANT TO INVEST: decide if the fund is a suitable investment for you.

(Graphic -- ship's log)
PAST PERFORMANCE: the total return on your investment, including income from dividends and interest, and the increase or decrease in price over various time periods.


(Graphic -- two crossed anchors with a $ in the center)
FEES AND EXPENSES: what overall costs you bear by investing in the fund.

THE WRIGHT EQUIFUND EQUITY TRUST -- OVERVIEW OF PRINCIPAL STRATEGIES AND
  INFORMATION ABOUT THE FUNDS
-------------------------------------------------------------------------------

     Each fund seeks to enhance total investment return (consisting of price appreciation plus income) by investing in a broadly based portfolio of equity securities selected from publicly traded companies in a Wright National Equity Index. Wright Investors' Service, the Funds' investment adviser, has developed a National Equity Index for each nation in which a fund invests.

 THE WRIGHT NATIONAL EQUITY INDICES
     Each index includes all publicly traded companies in the nation that meet the standards of a prudent investor. These standards require that care, skill and caution be used in selecting securities for investment. To be included a company must:

    o have five years of audited operating information and a three year record of pricing in a public market
    o have an  established  minimum in both book value and market value
    o have a significant  portion of the  company's  shares are publicly owned
    o have a positive earnings for either the last fiscal,calendar year or past 12 months, or cumulatively for the past three years
    o be a closed-end mutual fund, a real estate investment trust or a non-bank securities broker/dealer.


     In selecting securities for inclusion in an index, Wright uses its Worldscope(R) international database. Wright may also use the services of major financial institutions located in the nation of an index for assistance with reports on particular industries and companies, economic surveys and analysis of the investment environment and trends in a particular nation, and recommendations as to whether securities should be included or excluded.


     The indices are adjusted quarterly or as necessary to reflect any significant events. Wright deletes a company when it no longer meets the criteria for the index and adds other companies when they meet the criteria. The indices give equal weight to each company. Although there is no considerastion given to market capitalization when selecting a security for an index,the use of equal weighting may result in a greater representation of smaller capitalization companies. This means that a fund's portfolio may include a number of small companies. A detailed explanation of the criteria used in selecting companies for inclusion in an index is included in the statement of additional information.




     Using a bottom-up fundamental approach, Wright systematically identifies those companies in the Worldscope(R) database that meet minimum standards of prudence and thus are suitable for investment by fiduciary investors. Companies meeting these requirements are considered by Wright to be "investment grade." All have established investment acceptance and active, liquid markets.



-----SIDE BAR TEXT-----
                             Fundamental Analysis and
                         "Bottom-Up" Approach to Investing

   Fundamental analysis is the analysis of company financial statements to forecast future price movements using past records of assets, earnings, sales, products, management and markets. It differs from technical analysis which relies on price and volume movements of stocks and does not concern itself with financial statistics.

     Bottom-up   investing  is  the  analysis  of  company   information  before
considering the impact of industry and economic trends. It differs from the "top-down" approach which looks first at the economy, then the industry and last the company.


-----END SIDE BAR TEXT-----

WRIGHT EQUIFUND -- HONG KONG/CHINA
-------------------------------------------------------------------------------

CUSIP: 982332736                                     Ticker Symbol: WEHKX


(Graphic -- ship's wheel)
OBJECTIVE
     The fund seeks total investment return consisting of price appreciation plus income.

(Graphic -- compass)
PRINCIPAL INVESTMENT STRATEGIES
     The fund invests in a broadly based portfolio of equity securities selected by Wright from those companies listed on the Wright National Equity Index for Hong Kong and China. At least 65% of the fund's total assets are invested in the equity securites of companies located or doing business in Hong Kong and China. For temporary defensive purposes, the fund may hold cash or invest without limit in short-term debt securities. Although the fund would do this to reduce losses, defensive investments may hurt the fund's efforts to achieve its objective.


     Wright considers recent valuations and price/earnings momentum when deciding which companies on the index present the best value in terms of current price and forecasted earnings. Selected companies may or may not currently pay dividends on their shares. Although the fund may acquire only those securities that are included in the index, the fund's portfolio is not expected to resemble the index either in the number of securities included or in the amount invested in each security. A security is sold if it is deleted from the index.


The fund's objective may be changed by the trustees without shareholde approval.

(Graphic -- life preserver)
PRINCIPAL RISKS
     Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

              o Market risk:  When the price of stock falls, the value of the fund's investments may fall.
              o Management risk: Wright's strategy may not produce the expected results, causing losses.

     There are risks associated with investing in foreign countries including currency risk (changes in foreign currency rates reducing the value of the fund's assets), the collapse of the Hong Kong or Chinese economy, seizure, expropriation or nationalization of a company's assets, and the impact of political, social or diplomatic events. The statement of additional information includes a country summary. This summary contains other information about Hong Kong, including political and economic considerations.


     The fund's share price may fluctuate more than the share price of funds primarily invested in large companies. Small companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.


The fund cannot eliminate risk or assure achievement of its objective and you may lose money.


(Graphic --assorted nautical flags)
WHO MAY WANT TO INVEST
     The fund is not intended to be a complete investment program by itself but may provide a diversification opportunity for investors seeking participation in the economies of Hong Kong and China. The fund is intended for long-term investors. To discourage short-term investors, there is a 1.0% redemption fee for shares redeemed within six months of purchase. The fund may not be appropriate if you are uncomfortable with the risks associated with investing in foreign stocks.

(Graphic --ship's log)
PAST  PERFORMANCE
     The information on the next page shows the fund's performance for the indicated periods. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

The bar chart illustrates the risks of investing in the fund by showing how volatile the fund's performance has been for each full year since its inception.


Total Return as of December 31
   90%
------------------------------------------------------------------------------------------------------------
   80%                             84.32%
-----------------------------------------------------------------------------------------------------------
   70%
-----------------------------------------------------------------------------------------------------------
   60%
-----------------------------------------------------------------------------------------------------------
   50%
-----------------------------------------------------------------------------------------------------------
   40%
-----------------------------------------------------------------------------------------------------------
   30%   34.34%
-----------------------------------------------------------------------------------------------------------
   20%                                                           27.96%
-----------------------------------------------------------------------------------------------------------
   10%                16.23%
-----------------------------------------------------------------------------------------------------------
    0%                                               1.63%
-----------------------------------------------------------------------------------------------------------
 (10)%                                                                                 -18.65%
-----------------------------------------------------------------------------------------------------------
 (20)%                                                                       -27.26%
-----------------------------------------------------------------------------------------------------------
 (30)%                                     -37.03%
-----------------------------------------------------------------------------------------------------------
 (40)%
-----------------------------------------------------------------------------------------------------------
            1991       1992       1993       1994       1995       1996       1997      1998


 Best quarter:  41.38% (4th quarter 1993) Worst quarter:   -32.39% (4th quarter 1997)

     The fund's average annual return is compared with those listed below. While the fund does not seek to match the returns of these unmanaged indices, they are good indicators of the performance of the Hong Kong and Chinese stock markets. These indices, unlike the fund, do not incur fees or charges.

Average Annual Returns as of December 31, 1998
                                                            Life of Fund
                               1 Year          5 Year      (July 2, 1990)
-------------------------------------------------------------------------------
EquiFund -- Hong Kong/China    -18.65%         -13.49%          1.71%
FT/S&P Actuaries - Hong Kong    -9.08%          -5.33%         14.51%
Wright National Equity Index   -25.05%         -10.95%          7.18%

(Graphic -- two crossed anchors with a $ in the center)
FEES AND EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES(1)
(paid directly from
 your invesment)                 Maximum redemption fee         1.00%
                              (% of redemption proceeds)


ANNUAL FUND OPERATING EXPENSES
(deducted directly from
 fund assets)                      Management fee               0.75%
                                   Distribution (12b-1) fee     0.25%
                                   Other expenses               2.07%
                                -----------------------------------------------
                                   Total Operating Expenses     3.07%
                                   Fee Waiver and Expense
                                    Reimbursement(2)(3)        (0.69%)
                                -----------------------------------------------
                                    NET OPERATING EXPENSES      2.38%


(1)A redemption fee applies if you redeem your shares within six months of purchase.
(2)Under an expense offset arrangement, custodian fees are reduced by credits based on the fund's average daily cash balance. Under SEC reporting requirements, these reductions are not reflected in the net operating ratio above. If reflected, the ratio would be:
NET OPERATING EXPENSES AFTER CUSTODIAN FEE REDUCTIONS           1.99%
(3)Under a written agreement, Wright waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit net operating expenses after any custodian fee reductions to 2.00%.


The following example will help you compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period, and redemption after the end of each period.

     Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

Example Costs
                   One Year      Three Years     Five Years       Ten Years
-------------------------------------------------------------------------------
                    $241           $742           $1,270           $2,716


-----SIDE BAR TEXT-----
                             Understanding Expenses
Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT EQUIFUND -- JAPAN
-------------------------------------------------------------------------------
CUSIP:   982332728                             Ticker Symbol:       WEJPX



(Graphic -- ship's wheel)
OBJECTIVE
     The fund seeks to enhance total investment return consisting of price appreciation plus income.

(Graphic -- compass)
PRINCIPAL  INVESTMENT  STRATEGIES
     The fund invests in a broadly based portfolio of equity securities selected by Wright from those companies listed on the Wright Japanese National Equity Index. At least 65% of the fund's total assets are invested in the equity securities of companies located or doing business in Japan. For temporary defensive purposes, the fund may hold cash or invest without limit in short-term debt securities. Although the fund would do this to reduce losses, defensive investments may hurt the fund's efforts to achieve its objective.


     Wright considers recent valuations and price/earnings momentum when deciding which companies on the index present the best value in terms of current price and forecasted earnings. Selected companies may or may not currently pay dividends on their shares. Although the fund may acquire only those securities that are included in the index, the fund's portfolio is not expected to resemble the index either in the number of securities included or in the amount invested in each security. A security is sold if it is deleted from the index.


     The fund's objective may be changed by the trustees without shareholder approval.

(Graphic -- life preserver)
PRINCIPAL RISKS
     Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

              o market risk:  When the price of stock falls, the value of the fund's investments may fall.
              o management risk: Wright's strategy may not produce the expected results, causing losses.



     There are risks associated with investing in foreign countries including currency risk (changes in foreign currency rates reducing the value of the fund's assets), the collapse of the Japanese economy, seizure, expropriation or nationalization of a company's assets, and the impact of political, social or diplomatic events. The statement of additional information includes a country summary. This summary contains other informationabout Japan, including political and economic considerations.


     The fund's share price may fluctuate more than the share price of funds primarily invested in large companies. Small companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.


The fund cannot eliminate risk or assure acheivement of its objective and you may lose money.


(Graphic -- assorted nautical flags)
WHO MAY  WANT TO  INVEST
     The fund is not intended to be a complete investment program by itself but may provide a diversification opportunity for investors seeking participation in the Japanese economy. The fund is intended for long-term investors. To discourage short-term investors, there is a 1.0% redemption fee for shares redeemed within six months of purchase. The fund may not be appropriate if you are uncomfortable with the risks associated with investing in foreign stocks.


(Graphic -- ship's log)
PAST PERFORMANCE
     The information on the next page shows the fund's performance for the indicated periods. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

     The bar chart illustrates the risks of investing in the fund by showing how volatile the fund's performance has been for each full year since its inception. Year-by-Year Total Return as of December 31
   20%
-------------------------------------------------------------------------------
   10%
-------------------------------------------------------------------------------
    0%                                                          5.41%
-------------------------------------------------------------------------------
 (10)%        -9.10%         -9.10%
-------------------------------------------------------------------------------
 (20)%                                         -14.20%
-------------------------------------------------------------------------------
                1995          1996              1997             1998

Best quarter:20.17%(4th quarter 1998)  Worst quarter:-18.18% (4th quarter 1997)

     The fund's average annual return is compared with those listed below. While the fund does not seek to match the returns of these unmanaged indices, they are good indicators of the performance of the Japanese stock market. These indices, unlike the fund, do not incur fees or charges.

Average Annual Returns as of December 31, 1998
                                                          Since Inception
                              1 Year        3 Years     (February 14, 1994)
-------------------------------------------------------------------------------
EquiFund-- Japan               5.41%        -6.36%            -6.71%
FT/S&P Actuaries - Japan       6.53%       -12.67%            -8.07%
Wright National Equity Index  17.63%       -19.24%           -12.45%

(Graphic -- two crossed anchors with a $ in the center)
EXPENSES
The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES(1)
(paid directly from
 your invesment)                 Maximum redemption fee         1.00%
                              (% of redemption proceeds)


ANNUAL FUND OPERATING EXPENSES
(deducted directly from
 fund assets)                      Management fee               0.75%
                                   Distribution (12b-1) fee     0.25%
                                   Other expenses               1.92%
                                -----------------------------------------------
                                   Total Operating Expenses     2.92%
                                   Fee Waiver and Expense
                                    Reimbursement(2)(3)        (0.68%)
                                -----------------------------------------------
                                    NET OPERATING EXPENSES      2.24%


(1)A redemption fee applies if you redeem your shares within six months of purchase.
(2)Under an expense offset arrangement, custodian fees are reduced by credits based on the fund's average daily cash balance. Under SEC reporting requirements, these reductions are not reflected in the net operating ratio above. If reflected, the ratio would be:
NET OPERATING EXPENSES AFTER CUSTODIAN FEE REDUCTIONS           2.00%
(3)Under a written agreement, Wright waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit net operating expenses after any custodian fee reductions to 2.00%.

    The following example will help you compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period, and redemption after the end of each period.

     Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

Example Costs
                One Year        Three Years       Five Years        Ten Years
-------------------------------------------------------------------------------
                 $ 227            $700              $1,200           $2,575

-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.
-----END SIDE BAR TEXT-----

WRIGHT EQUIFUND -- MEXICO
-------------------------------------------------------------------------------
CUSIP:  982332843                                    Ticker Symbol:    WEMEX


(Graphic -- ship's wheel)
OBJECTIVE
     The fund seeks to enhance total investment return consisting of price appreciation plus income.

(Graphic -- compass)
PRINCIPAL  INVESTMENT  STRATEGIES
     The fund invests in a broadly based portfolio of equity securities selected by Wright from those companies listed on the Wright Mexican National Equity Index. At least 65% of the fund's total assets are invested in the equity securites of companies located or doing business in Mexico. For temporary defensive purposes, the fund may hold cash or invest without limit in short-term debt securities. Although the fund would do this to reduce losses, defensive investments may hurt the fund's efforts to achieve its objective.


     Wright considers recent valuations and price/earnings momentum when deciding which companies on the index present the best value in terms of current price and forecasted earnings. Selected companies may or may not currently pay dividends on their shares. Although the fund may acquire only those securities that are included in the index, the fund's portfolio is not expected to resemble the index either in the number of securities included or in the amount invested in each security. A security is sold if it is deleted from the index.


     The fund's objective may be changed by the trustees without shareholder approval.


(Graphic --life preserver)
 PRINCIPAL RISKS


     Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

              o market risk:  When the price of stock falls, the value of the fund's investments may fall.
              o management risk: Wright's strategy may not produce the expected results, causing losses.

     There are risks associated with investing in foreign countries including currency risk (changes in foreign currency rates reducing the value of the fund's assets), the collapse of the Mexican economy, seizure, expropriation or nationalization of a company's assets, and the impact of political, social or diplomatic events. Mexico is considered by some to be an emerging market. Emerging markets tend to be narrower, less liquid and regulated than the markets of developed countries. This means there may be fewer opportunities for investment. Also, political instability and currency fluctuations may be more extreme. The statement of additional information includes a country summary. This summary contains other informaton about Mexico,including political and economic considerations.


     The fund's share price may fluctuate more than the share price of funds primarily invested in large companies. Small companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.


The fund cannot eliminate risk or assure achievement of its objective and you may lose money.


(Graphic -- assorted nautical flags)
WHO MAY WANT TO INVEST
     The fund is not intended to be a complete investment program by itself but may provide a diversification opportunity for investors seeking participation in the Mexican economy. The fund is intended for long-term investors. To discourage short-term investors, there is a 1.0% redemption fee for shares redeemed within six months of purchase. The fund may not be appropriate if you are uncomfortable with the risks associated with investing in foreign stocks.

(Graphic -- ship's log)
PAST  PERFORMANCE
     The information on the next page shows the fund's performance for the indicated periods. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

The bar chart illustrates the risks of investing in the fund by showing how volatile the fund's performance has been for each full year since its inception.


Year-by-Year Total Return as of December 31
   50%
-------------------------------------------------------------------------------
   40%                                      42.38%
-------------------------------------------------------------------------------
   30%
-------------------------------------------------------------------------------
   20%                       27.49%
-------------------------------------------------------------------------------
   10%
-------------------------------------------------------------------------------
    0%
-------------------------------------------------------------------------------
 (10)%
-------------------------------------------------------------------------------
 (20)%
-------------------------------------------------------------------------------
 (30)%      -33.37%                                               -37.21%
-------------------------------------------------------------------------------
 (40)%
-------------------------------------------------------------------------------
              1995              1996              1997             1998
Best quarter:24.58%(2nd quarter 1995) Worst quarter:  -43.47% (1st quarter 1995)

     The fund's average annual return is compared with those listed below. While the fund does not seek to match the returns of these unmanaged indices, they are good indicators of the performance of the Mexican stock market. These indices, unlike the fund, do not incur fees or charges.

Average Annual Returns as of December 31, 1998
                                                               Life of Fund
                              1 Year            3 Years      (August 2, 1994)
-------------------------------------------------------------------------------
EquiFund-- Mexico             -37.21%            4.46%           -13.59%
Mexican Bolsa IPC Index       -38.33%            3.44%           -12.71%
Wright National Equity Index  -41.50%            6.07%            -9.06%

(Graphic -- two crosses anchors with a $ in the center)
EXPENSES
     The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES(1)
(paid directly from
 your invesment)                 Maximum redemption fee         1.00%
                              (% of redemption proceeds)


ANNUAL FUND OPERATING EXPENSES
(deducted directly from
 fund assets)                      Management fee               0.75%
                                   Distribution (12b-1) fee     0.25%
                                   Other expenses               0.90%
                                -----------------------------------------------
                                   TOTAL OPERATING EXPENSES(2)  1.90%

(1)A redemption fee applies if you redeem your shares within six months of purchase.
(2)Under an expense offset arrangement, custodian fees are reduced by credits based on the fund's average daily cash balance. Under SEC reporting requirements, these reductions are not reflected in the net operating ratio above. If reflected, the ratio would be:
NET OPERATING EXPENSES AFTER CUSTODIAN FEE REDUCTIONS           1.80%

The following example will help you compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period, and redemption after the end of each period.

     Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

Example Costs
               One Year        Three Years       Five Years        Ten Years
-------------------------------------------------------------------------------
                $193              $597               $1,026          $2,222

-----SIDE BAR TEXT-----
                             Understanding Expenses

Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.

-----END SIDE BAR TEXT-----

WRIGHT EQUIFUND -- NETHERLANDS
--------------------------------------------------------------------------------
CUSIP:  982332801
                           Ticker Symbol:       WENLX
(Graphic -- ship's wheel)
OBJECTIVE
     The fund seeks total investment return consisting of price appreciation plus income.

(Graphic -- compass)
PRINCIPAL  INVESTMENT  STRATEGIES
     The fund invests in a broadly based portfolio of equity securities selected by Wright from those companies listed on the Wright National Equity Index for the Netherlands. At least 65% of the fund's total assets are invested in the equity securities of companies located or doing business in the Netherlands. For temporary defensive purposes, the fund may hold cash or invest without limit in short-term debt securities. Although the fund would do this to reduce losses, defensive investments may hurt the fund's efforts to achieve its objective.


     Wright considers recent valuations and price/earnings momentum when deciding which companies on the index present the best value in terms of current price and forcasted earnings. Selected companies may or may not currently pay dividends on their shares. Although the fund may acquire only those securities that are included in the index, the fund's portfolio is not expected to resemble the index either in the number of securities included or in the amount invested in each security. A security is sold if it is deleted from the index.


     The fund's objective may be changed by the trustees without shareholder approval.

(Graphic -- life preserver)
Principal  Risks
      Before you invest in any mutual fund, you should understand the risks involved. There are two basic risks prevalent in mutual funds investing in common stocks, such as the fund. They are:

              o market risk:  When the price of stock falls, the value of the fund's investments may fall.
              o management risk: Wright's strategy may not produce the expected results, causing losses.

     There are risks associated with investing in foreign countries including currency risk (changes in foreign currency rates reducing the value of the fund's assets), the collapse of the Dutch economy, seizure, expropriation or nationalization of a company's assets, and the impact of political, social or diplomatic events. Additionally, the secutities markets for the Netherlands are narrow and there may be fewer opportunities for investment.The statement of additional information includes a country summary. This summary contains other informaton about the Netherlands, including political and economic considerations.

     The Netherlands, along with other European countries, has adopted the Euro as its common currency. Existing national currencies of these countries are sub-currencies of the Euro until July 1, 2002, when the old currencies will disappear entirely. The introduction of the Euro presents some possible risks, which could adversely affect the value of securities held by the fund, as well as possible adverse tax consequences. There could be unpredictable effects on trade and commerce, resulting in increased volatility for all financial markets.



     The fund's share price may fluctuate more than the share price of funds primarily invested in large companies. Small companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.


The fund cannot eliminate risk or assure achievement of its objective and you may lose money.


(Graphic -- assorted nautical flags)
WHO MAY WANT TO INVEST
     The fund is not intended to be a complete investment program by itself but may provide a diversification opportunity for investors seeking participation in the Dutch economy. The fund is intended for long-term investors. To discourage short-term investors, there is a 1.0% redemption fee for shares redeemed within six months of purchase. The fund may not be appropriate if you are uncomfortable with the risks associated with investing in foreign stocks.


(Graphic -- ship's log)
PAST PERFORMANCE
     The information on the next page shows the fund's performance for the indicated periods. These returns include reinvestment of all dividends and capital gain distributions, and reflect fund expenses. As with all mutual funds, past performance does not guarantee future results.

     The bar chart illustrates the risks of investing in the fund by showing how volatile the fund's performance has been for each full year since its inception


Total Return as of December 31
   40%
--------------------------------------------------------------------------------------------------------
   30%                                                           36.25%
--------------------------------------------------------------------------------------------------------
   20%                                                                                24.46%
--------------------------------------------------------------------------------------------------------
   10%                           19.52%     11.68%    18.84%                15.56%
--------------------------------------------------------------------------------------------------------
    0%     10.00%
--------------------------------------------------------------------------------------------------------
 (10)%                -8.20%
--------------------------------------------------------------------------------------------------------
 (20)%
--------------------------------------------------------------------------------------------------------
            1991       1992       1993       1994       1995       1996       1997      1998

 Best quarter:17.51% (4th quarter 1998) Worst quarter: -18.70% (3rd quarter 1996)

     The fund's average annual return is compared with thoselisted below. While the fund does not seek to match the returns of these unmanaged indices, they are indicators of the performance of the Dutch stock markets. These indices, unlike the fund, do not incur fees or charges.

Average Annual Returns as of December 31, 1998
                                                          Life of Fund
                              1 Year          5 Years     (July 2, 1990)
-------------------------------------------------------------------------------
EquiFund-- Netherlands        24.46%          21.07%         12.35%
FT/S&P Actuaries Index        31.98%          25.15%         20.92%
Wright National Equity Index  12.97%          17.87%         13.86%

(Graphic -- two crossed anchors with a $ in the center)
EXPENSES
     The table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES(1)
(paid directly from
 your invesment)                 Maximum redemption fee         1.00%
                              (% of redemption proceeds)


ANNUAL FUND OPERATING EXPENSES
(deducted directly from
 fund assets)                      Management fee               0.75%
                                   Distribution (12b-1) fee     0.25%
                                   Other expenses               0.88%
                                -----------------------------------------------
                                   TOTAL OPERATING EXPENSES(2)  1.88%


(1)A redemption fee applies if you redeem your shares within six months of purchase.
(2)Under an expense offset arrangement, custodian fees are reduced by credits based on the fund's average daily cash balance. Under SEC reporting requirements, these reductions are not reflected in the net operating ratio above. If reflected, the ratio would be:
NET OPERATING EXPENSES AFTER CUSTODIAN FEE REDUCTIONS           1.72%

     The following example will help you compare the cost of investing in the fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses: $10,000 initial investment, 5% total return for each year, fund operating expenses remain the same for each period, and redemption after the end of each period.

     Your actual costs may be higher or lower, so use this example for comparison only. Based on these assumptions your costs at the end of each period would be:

Example Costs
                 One Year        Three Years       Five Years        Ten Years
-------------------------------------------------------------------------------
                  $191               $591            $1,016          $2,201

-----SIDE BAR TEXT-----
                             Understanding Expenses
Annual fund operating expenses are paid by the fund. As a result, you pay for them indirectly because they reduce the fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs, such as shareholder recordkeeping and reports, custodian and pricing services, and registration fees.

-----END SIDE BAR TEXT-----

INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUNDS VALUE THEIR SHARES
The price at which you buy, sell or exchange fund shares is the net asset value per share or NAV. This share price is determined by adding the value of a fund's investments, cash and other assets, deducting liabilities, and then dividing that amount by the total number of shares outstanding.


     The NAV for each fund is calculated at the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. New York time) each day that the Exchange is open. It is not calculated on days the Exchange is closed. The price for a purchase, redemption or exchange of fund shares is the next NAV calculated after your request is received in proper form.

     When the funds calculate their share price, they value their portfolio securities at the last current sales price on the market where the security is normally traded. Securities that cannot be valued at closing prices will be valued by Wright at fair value in accordance with procedures adopted by the trustees.This could happen if an event after the close of the market seemed likely to have a major impact on prices of securities traded on the market.



     The value of all assets and liabilities expressed in foreign currencies is converted into U.S. dollars at the most recent market rates quoted by one or more major banks shortly before the close of the Exchange. Foreign securities may trade during hours and on days that the Exchange is closed and the funds' NAVs are not calculated. Although the funds' NAVs may be affected, you will not be able to purchase or redeem shares on these days.

PURCHASING SHARES

Purchasing Shares for Cash

 Shares of the funds may be purchased without a sales charge at NAV. The minimum initial investment is $1,000, but this may be waived for automatic investment program accounts and investments in 401(k) or similar tax-sheltered retirement plans. The minimum initial investment will be reduced to $500 for shares purchased through certain investment advisers, financial planners, brokers or other intermediaries that charge a fee for their services. There is no minimum for subsequent purchases. The funds have the right to reject any purchase order, or limit or suspend the offering of their shares.


     Authorized dealers, including investment dealers, banks or other institutions, may impose investment minimums higher than those imposed by the funds. They may also charge for their services. There are no transaction charges if you purchase your shares directly from the funds.


 How to Buy Shares

    o If you buy shares directly from the funds, please refer to your Shareholder Manual for instructions on how to buy fund shares.

    o If you buy shares through bank trust departments or other fiduciary institutions, please consult your trust or investment officer.

    o If you buy shares through a broker, please consult your broker for purchase instructions.

    o If you buy shares through an account with a registered investment adviser or financial planner, please contact your investment adviser or planner

    o If you buy shares through a retirement plan, please consult your plan documents or speak with your plan administrator.

-----SIDE BAR TEXT-----

                              Paying for Shares
You may buy shares by wire, check, Federal Reserve draft, or other negotiable bank draft, payable in U.S. dollars and drawn on U.S banks. Third party checks will not be accepted. A charge is imposed on any returned checks.

-----END SIDE BAR TEXT-----

Purchasing Shares Through Exchange of Securities

You may buy shares by delivering to the funds' custodian securities that meet that fund's investment objective and policies, have easily determined market prices and are otherwise acceptable. Exchanged securities must have a minimum aggregate value of $5,000. Securities are valued as of the date they are received by the funds. If you want to exchange securities for fund shares, you should furnish a list with a full description of the securities that are proposed to be delivered. See the Shareholder Manual for detailed instructions.


Distribution  Fee
     Each fund has adopted a 12b-1 plan permitting it to pay a fee to finance the distribution of its shares. Wright Investors' Service Distributors, Inc., the principal underwriter and distributor of each fund, receives a distribution fee under the plan of 0.25% of each fund's average daily net assets. Because this fee is paid on an ongoing basis, it may cost you more than other types of sales charges over time.


SELLING  SHARES


     You may redeem or sell shares of the funds on any business day. No redemption request will be paid until your shares have been paid for in full. If the shares to be redeemed were purchased by check, the redemption payment will be delayed until the check has been collected, which may take up to 15 days from the date of purchase. Telephone, mail and internet redemption procedures are described in the Shareholder Manual.

     In times of drastic economic or market conditions, you may have difficulty selling shares by telephone or over the internet so you should send your request by mail or overnight delivery. These redemption options may be modified or terminated without notice to shareholders.


     Redemption requests received in "proper form" before 4:00 p.m. New York time will be processed at that day's NAV. "Proper form" means that the fund has received your request, all shares are paid for, and all documentation along with any required signature guarantee, are included. The fund normally pays redemption proceeds by check within one business day to the address of record. Payment will be by wire if you specified this option on your account application.


     For more information about selling your shares, please refer to your Shareholder Manual or contact your trust officer, adviser or plan administrator.


-----SIDE BAR TEXT-----

                                Redemption Fee
If you redeem shares within six months of purchase you will pay a redemption fee of 1.00%. This redemption fee may be waived on shares purchased through an investment adviser, financial planner, broker or other intermediary that charges a fee for its services and has made special arrangements with the funds or Wright Investors' Service Distributors, Inc.

-----END SIDE BAR TEXT-----

Redemptions  In-Kind

     Although the funds expect to pay redemptions in cash, they reserve the right to redeem shares in-kind by giving the shareholder readily marketable portfolio securities instead of cash. This is done to protect the interests of remaining shareholders. If this occurs, you will incur transaction costs if you sell the securities.

 Involuntary  Redemption

     If your account falls below $500 a fund may redeem your shares. You will receive notice 60 days before this happens. Your account will not be redeemed if the balance is below the minimum due to investment losses. No redemption fee will be imposed on involuntary redemptions.

EXCHANGING SHARES

     Shares of the funds may be exchanged for shares of the same class of any other fund described in this prospectus. You may also exchange shares for the Standard Shares of The Wright Managed Blue Chip Investment Funds. The exchange of shares results in the sale of the fund's shares and the purchase of another fund's shares. An exchange results in a gain or loss and is therefore a taxable event for you.


     You are limited to four "round-trip" exchanges each year. A round trip exchange is an exchange of one fund into another Wright fund and then back again into the original fund. You will receive 60 days notice before the fund materially amends or terminates the exchange privilege.


-----SIDE BAR TEXT-----

                                  Market-Timers
The funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects other fund shareholders. Therefore, the funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified as "market-timers." Market-timers are identified as those investors who repeatedly make exchanges within a short period. The funds do not automatically redeem shares that are subject to a rejected exchange request.

-----END SIDE BAR TEXT-----


For more information on exchanging shares, please see the Shareholder Manual or consult your adviser.

DIVIDENDS AND TAXES
-------------------------------------------------------------------------------

Dividends and Distributions

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in fund shares. The funds generally make two different kinds of distributions:

   o Capital gains from the sale of portfolio securities held by a fund.
     The funds will distribute any net realized capital gains annually, normally in December.
   o Net investment income from interest or dividends received on securities held by a fund. The funds will distribute their investment income annually.

Most of the funds' distributions are expected to be from capital gains.

TAX CONSEQUENCES
Buying, selling, holding or exchanging mutual fund shares may result in a gain or a loss and is a taxable event. Distributions, whether received in cash or additional fund shares are subject to federal income tax.

         Transaction                        Tax Status
-------------------------------------------------------------------------------
         Income dividends                   Ordinary income
         Short-term capital gains           Ordinary income
         Long-term capital gains            Capital gains

The funds may be subject to foreign withholding taxes or other foreign taxes on some of their foreign investments. This will reduce the yield or total return on those investments. Your investment in the funds may have additional tax consequences. Please consult your tax advisor on state, local or other applicable tax laws.

-----SIDE BAR TEXT-----
                          Tax Considerations

Unless your investment is in a tax-deferred account you may want to avoid:
 o Investing in a fund near the end of its fiscal year. If the fund makes a capital gains distribution you will receive some of your investment back as a taxable distribution.
 o Selling shares at a loss for tax purposes and then making an identical investment within 30 days. This results in a "wash sale" and you will not be allowed to claim a tax loss.

-----END SIDE BAR TEXT-----

MANAGING THE FUNDS
------------------------------------------------------------------------------
     Wright Investors' Service,Inc. is a leading independent international investment management and advisory firm with more than 35 years experience. Wright manages about $4.5 billion of assets in portfolios of all sizes and styles, as well as a family of mutual funds. Wright developed Worldscope(R), one of the world's largest and most complete databases of financial information, which currently includes more than 19,000 companies in 49 nations.

     Wright manages the funds' investments. Wright is located at 1000 Lafayette Boulevard, Bridgeport, CT 06604. Wright receives a monthly advisory fee for its services. The table below lists the advisory fee rates paid for the fiscal year ended December 31, 1998:
                                                 Fee Paid
                                            (as a % of average
           Fund                               daily net assets)
-------------------------------------------------------------------------------
         Wright EquiFund-- Hong Kong/China         0.75%(1)
         Wright EquiFund-- Japan                   0.75%(2)
         Wright EquiFund-- Mexico                  0.75%
         Wright EquiFund-- Netherlands             0.75%
 (1) 0.31% after waiver
 (2) 0.29% after waiver



 -----SIDE BAR TEXT-----
                              Administrator

Eaton Vance Management serves as the funds' administrator and is responsible for managing their daily business affairs. Eaton Vance's services include operating the funds' order room, recordkeeping, preparing and filing the documents required to comply with federal and state securities laws, supervising the activities of the funds' custodian and transfer agent, providing assistance in connection with the trustees' and shareholders' meetings and other necessary administrative services.

-----END SIDE BAR TEXT-----

Investment Committee

     An investment committee of senior officers controls the investment selections, policies and procedures of the funds. These officers are all experienced analysts with different areas of expertise and over 195 years of combined service with Wright. The investment committee consists of the following members:

Committee Member           Title                                                Joined Wright in
--------------------------------------------------------------------------------------------------

Peter M. Donovan, CFA       President and Chief Executive Officer                         1966
Judith R. Corchard          Chairman of the investment committee                          1960
                            Executive Vice President - Investment Management
Jatin J. Mehta, CFA         Chief Investment  Officer - U.S. Equities                     1969
Harivadan K. Kapadia, CFA   Senior Vice President - Investment  Analysis and Information  1969
Michael F. Flament, CFA     Senior Vice President - Investment and Economic Analysis      1972
James P. Fields,  CFA       Senior Vice President - Fixed Income Investments              1982
Amit S. Khandwala           Senior Vice President - International Investments             1986
Charles T. Simko, Jr., CFA  Senior Vice  President - Investment  Research                 1985
Patricia J. Pierce, CFA     Senior Vice President - Equities                              1999

Portfolio Turnover

     The funds may sell a portfolio security regardless of how long the security has been held. The funds do not intend to engage in trading for short-term profits. However, portfolio turnover rates will vary. In the past turnover rates have exceeded and in the future may exceed 100%. A turnover rate of 100% means the securities owned by a fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the funds, and in higher net taxable gains for you as an investor, and will reduce the funds' returns.

Year 2000 Readiness

     Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information after the year 2000. Wright is addressing this issue and is getting reasonable assurances from the funds' other major service providers that they too are addressing these issues to preserve the smooth functioning of the funds' trading, pricing, shareholder account, custodial and other operations. Wright is also considering the vulnerability to year 2000 problems of companies in the funds' portfolios.

     Improperly functioning computers may disrupt securities markets or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. There is no guarantee that all problems will be avoided.

     Financial Highlights
     The financial highlights will help you understand each fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. Total return shows how much your investment increased or decreased during the period, assuming you reinvested all dividends and distributions. Deloitte & Touche LLP, independent certified public accountants, audited this information. Their reports, along with the funds' financial statements, are included in the funds' annual report, which is available upon request.


                                                                        THE WRIGHT EQUIFUND EQUITY TRUST
                                                                             HONG KONG/CHINA SERIES
                                                                             Year Ended December 31
------------------------------------------------------------------------------------------------------------------------------
                                                           1998        1997(5)       1996         1995          1994
------------------------------------------------------------------------------------------------------------------------------

   Net asset value - beginning of period...               $ 11.980     $ 16.470     $ 13.030     $ 13.020     $  20.990
                                                          --------      --------     --------     --------     --------

   Income from investment operations:
     Net investment income(1)..............               $  0.473     $  0.110     $  0.182     $  0.368     $   0.678
     Net realized and unrealized gain (loss)(3)             (2.693)      (4.600)       3.458       (0.158)       (8.448)
                                                          --------      --------     --------     --------     --------
       Total from investment operations....               $ (2.220)    $ (4.490)    $  3.640     $  0.210     $  (7.770)
                                                          --------      --------     --------     --------     --------

   Less distributions:
     Dividends from investment income......               $ (0.346)    $  -         $  (0.200)   $ (0.200)    $  (0.200)

     Distributions from capital gains......                    -          -               -           -             -
     Return of capital.....................                 (0.204)       -               -           -             -
                                                          --------      --------     --------     --------     --------
     Total distributions...................               $ (0.550)    $  -         $  (0.200)   $ (0.200)    $  (0.200)
                                                          --------      --------     --------     --------     --------

   Net asset value - end of period.........               $  9.210     $ 11.980     $ 16.470     $ 13.030     $  13.020
                                                         =========     =========    =========    =========    =========
   Total return(2) ........................                (18.65%)     (27.20%)      27.96%        1.63%       (37.03%)

   Ratios/Supplemental Data:
     Net assets, end of period (000 omitted)             $   7,883    $   6,958     $ 34,366     $ 25,399     $  19,679
     Ratio of total expenses to average net assets           2.38%(4)     1.96%(4)     1.62%(4)     1.59%(4)      1.41%
     Ratio of net income to average net assets               2.32%        0.66%        1.81%        3.26%         3.93%
     Portfolio turnover rate...............                   254%          56%          65%         100%          131%

   (1) During the year ended December 31, 1998, the investment adviser and the distributor voluntarily reduced their fees, and the investment adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment income per share and the ratios would have been as follows:

                                                           1998

       Net investment income per share.....               $  0.332
                                                         =========
       Ratios (As a percentage of average net assets):

         Expenses..........................                  3.07%
                                                         =========
         Net investment income.............                  1.63%
                                                         =========


   (2) Total  investment  return is  calculated  assuming a purchase  at the net asset  value on the first day and a sale at the net asset value on the last day of each period  reported.  Dividends  and  distributions,  if any,  are assumed to be invested at the net asset value on the reinvestment date.
   (3) For the year ended  December  31,  1995,  the per share  amount is not in accord  with the net  realized  and  unrealized  gain (loss) for the period because of the timing of sales of Trust  shares and the  amounts  per share realized and unrealized gains and losses at such times.
   (4) Custodian  fees were reduced by credits  resulting from cash balances the
     Trust  maintained  with the  custodian . The  computation  of net expenses to average  daily net assets  reported  above is computed  without consideration of such credits, in accordance with reporting  regulations in effect  beginning in 1995. If these credits were  considered,  the ratio of net expenses to average daily net assets would have been as follows:
                                                              1998         1997        1996         1995
     Actual  ratio of net expenses                            1.99%        1.72%       1.43%        1.34%

   (5) Certain per share amounts are based on average shares outstanding.

     Financial Highlights



                                                                       THE WRIGHT EQUIFUND EQUITY TRUST
                                                                                 JAPAN SERIES
                                                                            Year Ended December 31
------------------------------------------------------------------------------------------------------------------------------
                                                           1998        1997(6)       1996         1995         1994(2)
------------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of period...............   $  6.840     $  7.980     $  8.780     $  9.660     $  10.000
                                                          --------      --------     --------     --------     --------

   Income from investment operations:
     Net investment loss(1) ...........................   $ (0.112)    $ (0.100)    $ (0.095)    $ (0.045)    $  (0.050)
Net realized and unrealized gain (loss)................      0.482       (1.040)      (0.705)      (0.835)       (0.170)
                                                          --------      --------     --------     --------     --------
       Total from investment operations................   $  0.370     $ (1.140)    $ (0.800)    $ (0.880)    $  (0.220)
                                                          --------      --------     --------     --------     --------

   Less distributions:
     Dividends from investment income..................   $  -         $  -         $  -         $  -         $    -

     Distributions from capital gains..................      -            -            -            -            (0.120)
     Return of capital.................................      -            -            -            -              -
                                                          --------      --------     --------     --------     --------
   Net asset value - end of period.....................   $  7.210     $  6.840     $  7.980     $  8.780     $   9.660
                                                         =========     =========    =========    =========    =========

   Total return(4).....................................      5.41%      (14.16%)      (9.11%)      (9.11%)       (2.17%)

   Ratios/Supplemental Data:
     Net assets, end of period (000 omitted)...........   $  4,365     $   3,807    $  17,041    $  21,631    $   8,653
     Ratio of total expenses to average net assets.....      2.24% (5)     2.15% (5)    1.75% (5)    1.81% (5)     1.83% (3)
     Ratio of net income to average net assets.........     (1.46%)       (1.24%)      (1.05%)      (0.67%)       (0.66%)(3)
     Portfolio turnover rate...........................       205%          112%          56%         112%           48%

(1) During the year ended December 31, 1998, the Investment Adviser and the Principal Underwritervoluntarily reduced their fees, and the Investment Adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                           1998

       Net investment income (loss) per share..........   $ (0.164)
                                                         =========
       Ratios (As a percentage of average net assets):
         Expenses......................................      2.92%
                                                         =========
         Net investment income (loss)..................     (2.14%)
                                                         =========

   (2) For the period from the start of business,  February 14, 1994 to December
      31, 1994.
   (3) Annualized.
   (4) Total  investment  return is  calculated  assuming a purchase  at the net asset  value on the first day and a sale at the net asset value on the last day of each period  reported.  Dividends  and  distributions,  if any,  are assumed to be invested at the net asset value on the reinvestment date.
   (5) Custodian  fees were reduced by credits  resulting from cash balances the
     Trust  maintained  with the  custodian . The  computation  of net expenses to average  daily net assets  reported  above is computed  without consideration of such credits, in accordance with reporting  regulations in effect  beginning in 1995. If these credits were  considered,  the ratio of net expenses to average daily net assets would have been as follows:
                                                              1998         1997        1996         1995
     Actual  ratio of net expenses                            2.00%       1.84%        1.65%        1.49%

   (6) Certain per share amounts are based on average shares outstanding.


     Financial Highlights


                                                                      THE WRIGHT EQUIFUND EQUITY TRUST
                                                                                MEXICO SERIES
                                                                           Year Ended December 31
------------------------------------------------------------------------------------------------------------------------------
                                                          1998(5)      1997(5)       1996         1995         1994(1)
------------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of period...............   $  7.660     $  5.380     $  4.220     $  6.480     $  10.000
                                                          --------      --------     --------     --------     --------

   Income from investment operations:
     Net investment income (loss)......................   $  0.003     $ (0.000)+   $ (0.012)    $ (0.012)    $  (0.040)
Net realized and unrealized gain (loss)................     (2.853)       2.280        1.172       (2.175)       (2.970)
                                                          --------      --------     --------     --------     --------

       Total from investment operations................   $ (2.850)    $  2.280     $  1.160     $ (2.187)    $  (3.010)
                                                          --------      --------     --------     --------     --------

   Less distributions:
     Dividends from investment income..................   $  -         $  -         $  -         $   -        $   -
     Distributions from capital gains..................      -            -            -           (0.030)      (0.510)
     Return of capital ................................      -            -            -           (0.043)        -
                                                          --------      --------     --------     --------     --------
       Total distributions.............................   $  -         $  -         $  -         $ (0.073)    $  (0.510)
                                                          --------      --------     --------     --------     --------

   Net asset value - end of period.....................   $  4.810     $  7.660     $  5.380     $  4.220     $   6.480
                                                         =========     =========    =========    =========    =========

   Total return(3).....................................    (37.21%)      42.38%       27.49%      (33.37%)      (30.91%)
   Ratios/Supplemental Data:
     Net assets, end of period (000 omitted)...........   $  8,737     $  28,468    $  22,028    $  32,493    $  13,422
     Ratio of total expenses to average net assets.....      1.90%(4)     1.61%(4)     1.59%(4)     1.72%(4)      1.38% (2)
     Ratio of net income (loss) to average net assets..      0.05%       (0.06%)      (0.14%)      (0.41%)       (0.98%)(2)
     Portfolio turnover rate...........................        24%          113%          63%         110%          85%


   (1) For the period from the start of business, August 2, 1994 to December 31, 1994.
   (2) Annualized.
   (3) Total  investment  return is  calculated  assuming a purchase  at the net asset  value on the first day and a sale at the net asset value on the last day of each period  reported.  Dividends  and  distributions,  if any,  are assumed to be invested at the net asset value on the reinvestment date.
   (4) Custodian  fees were reduced by credits  resulting from cash balances the
     Trust  maintained  with the  custodian  (Note 1E). The  computation  of net expenses to average  daily net assets  reported  above is computed  without consideration of such credits, in accordance with reporting  regulations in effect  beginning in 1995. If these credits were  considered,  the ratio of net expenses to average daily net assets would have been as follows:

                                                              1998         1997        1996         1995
     Actual  ratio of net expenses                            1.80%       1.45%        1.41%        1.39%

   (5) Certain per share amounts are based on average shares outstanding. (+) Amount represents less than $0.001 per share.
   (++)Amount represents distribution in excess capital gains.

     Financial Highlights



                                                                        THE WRIGHT EQUIFUND EQUITY TRUST
                                                                               NETHERLANDS SERIES
                                                                             Year Ended December 31
------------------------------------------------------------------------------------------------------------------------------
                                                          1998(2)      1997(2)       1996         1995          1994
------------------------------------------------------------------------------------------------------------------------------

   Net asset value - beginning of period...               $  9.810     $  8.970     $  8.590     $  8.100     $  10.020
                                                          --------      --------     --------     --------     --------

   Income from investment operations:
     Net investment income (loss) (1)......               $ (0.003)    $ (0.006)    $  0.047     $ (0.004)    $  (0.060)
     Net realized and unrealized gain (loss)                 2.370        1.396        2.943        1.490         1.150
                                                          --------      --------     --------     --------     --------
       Total from investment operations....               $  2.367     $  1.390     $  2.990     $  1.486     $   1.090
                                                          --------      --------     --------     --------     --------

   Less distributions:
     Dividends from investment income......               $  -         $  -         $  -         $    -       $  (0.020)
     Distributions from capital gains......                 (0.477)      (0.550)      (2.610)      (0.996)       (2.990)
     Return of capital.....................                  -            -            -              -           -
                                                          --------      --------     --------     --------     --------

     Total distributions...................               $ (0.477)    $ (0.550)    $ (2.610)    $ (0.996)    $  (3.010)
                                                          --------      --------     --------     --------     --------
   Net asset value - end of period.........               $ 11.700     $  9.810     $  8.970     $  8.590     $   8.100
                                                         =========     =========    =========    =========    =========
   Total return (3) .......................                 24.46%       15.44%       36.56%       18.84%        11.68%

   Ratios/Supplemental Data:
     Net assets, end of period (000 omitted)              $ 19,550     $ 12,975     $  7,566      $ 7,218     $  3,951
     Ratio of total expenses to average net assets(1)        1.88%(4)     1.86%(4)     2.22%(4)      2.26%(4)     1.93%
     Ratio of net income to average net assets(1)           (0.02%)      (0.05%)       0.83%        (0.13%)       0.13%
     Portfolio turnover rate...............                    88%           29%        124%           87%         101%

   (1) During certain periods presented, either the investment adviser, the administrator and/or the distributor voluntarily reduced their fees, and the investment adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment income
     (loss) per share and the ratios would have been as follows:

                                                                                     1996         1995

       Net investment income (loss) per share                                     $  0.038     $  (0.018)
                                                                                    =========    =========
       Ratios (As a percentage of average net assets):

         Expenses..........................                                           2.38%        2.45%
                                                                                    =========    =========
         Net investment income (loss)......                                            0.67%       (0.58%)
                                                                                    =========    =========


   (2) Certain per share amounts are based on average shares outstanding.
   (3) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
   (4) Custodian fees were reduced by credits resulting from cash balances the Trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits, in accordance with reporting regulations in effect beginning in 1995. If these credits were considered, the ratio of net expenses to average daily net assets would have been as follows:

                                                              1998         1997        1996         1995
     Actual  ratio of net expenses                            1.72%       1.72%        1.99%        2.00%




FOR MORE INFORMATION
     Additional information about the funds' investments is available in the funds' semi-annual and annual reports to shareholders. The funds' annual report contains a discussion of the market conditions and investment strategies that affected the funds' performance over the past year.

     You may want to read the statement of additional information (SAI) for more information on the funds and the securities they invest in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

     You can get free copies of the semi-annual and annual reports and the SAI, request other information or get answers to your questions about the funds by writing or calling:

      Wright Investors' Service Distributors, Inc.
      1000 Lafayette Boulevard
      Bridgeport, CT 06604
      (800) 888-9471
      e-mail: funds@wrightinvestors.com

Copies of documents and application forms can be viewed and downloaded from Wright's website: www.wrightinvestors.com.

     Text-only versions of fund documents can be viewed online or downloaded from the SEC's web site at www.sec.gov. You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call (800) SEC-0330. Copies of documents may also be obtained by sending your request and the appropriate fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

  Investment Company Act file number...........................811-05866

                                                                STATEMENT OF
                                                      ADDITIONAL INFORMATION
                                                              April 30, 1999





                       THE WRIGHT EQUIFUND EQUITY TRUST


      Wright EquiFund-Hong Kong/China            Wright EquiFund-Mexico
      Wright EquiFund-Japan                      Wright EquiFund-Netherlands



                          255 State Street
                      Boston, Massachusetts 02109







                                Table of Contents

                                                                        Page


         The Funds and Their Investment Policies....................     2
         Additional Information about the Trust.....................     7
         Officers and Trustees......................................    10
         Control Persons and Principal Holders of Shares............    12
         Investment Advisory and Administrative Services............    13
         Custodian and Transfer Agent...............................    14
         Independent Certified Public Accountants...................    15
         Brokerage Allocation.......................................    15
         Principal Underwriter......................................    16
         How the Funds Value their Shares...........................    17
         Performance Information....................................    18
         Taxes......................................................    19
         Financial Statements.......................................    19
         Appendix...................................................    20








This combined Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the current combined Prospectus of the funds dated April 30, 1999, as supplemented from time to time, which is incorporated herein by reference. A copy of the Prospectus may be obtained without charge from Wright Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604 (Telephone: (800) 888-9471).

                    THE FUNDS AND THEIR INVESTMENT OBJECIVES

     Each fund is a diversified, open-end management company. Unless otherwise defined herein, capitalized terms have the meaning given to them in the Prospectus.

     THE FUNDS AND THEIR INVESTMENT POLICIES -- Each fund invests in a broadly based portfolio of equity securities selected by the Investment Adviser from the publicly traded companies in theWright National Equity Index for the nation or nations in which each fund is permitted to invest. Only securities for which adequate public information is available and which could be considered acceptable for investment by a prudent person will comprise a Wright National Equity Index. Each fund will invest at least 65% of its total assets in the securities of companies located in the country or countries referred to in its name. A fund's selection of equity securities is limited to those equity securities included in the Wright National Equity Index (described below) relating to such fund. Each fund will, under normal market conditions, invest at least 80% of its net assets in equity securities, including common stocks, preferred stocks, rights, warrants and securities convertible into stock. With respect to Hong Kong/China, Japan, and Netherlands the policy stated in the preceding sentence is fundamental and may be changed only by the vote of a majority of a fund's outstanding voting securities. A company is located or doing business in a foreign country if it satisfies at least one of the following criteria: (i)the equity securites of the company are traded principally on stock exchanges in one or more foreign countries; (ii)it derives 50% or more of its total revenue from goods produced, sales made or sevices performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one more foreign countries; (iv) it is organized under the laws of a foreign country; or (v) its principal executive offices are located in a foreign country.

     Each fund may invest up to 20% of its net assets in an investment reserve in cash (including foreign currency) or cash equivalent securities (high quality short-term fixed income debt securities) whenever such reserve is deemed to be in the best interests of the shareholders for any reason, including Wright's expectation of a decline in the equity markets in which the fund is permitted to invest. The reserve may consist of U.S. Government securities, repurchase agreements, certificates of deposit, bankers' acceptances, fixed time deposits, commercial paper, finance company paper, and other short-term debt securities. The fund may hold cash or invest without limit in these securities for temporary, defensive purposes.

     Except as provided above and except for the fundamental investment restrictions listed below, the investment objective and policies of each fund are not fundamental and may be changed by the Trustees of the Trust without a vote of the affected fund's shareholders. If any changes were made, the fund might have an investment objective different from the objective which an investor considered appropriate at the time the investor became a shareholder in the fund. There is no assurance that the funds will achieve their respective investment objectives. The market price of securities held by the funds that are quoted or denominated in foreign currencies, when expressed in U.S. dollars, will fluctuate in response to changes in exchange rates between the U.S. dollar and the currencies in which the securities are quoted or denominated. The net asset value of each fund's shares will also fluctuate as a result of changes in the value of the securities that it owns.

     THE WRIGHT NATIONAL EQUITY INDICES -- Wright, with the assistance of local financial institutions as described below, has developed theWrightNational Equity Indices (the "Indices"). Each Index is designed to be an index of substantially all the publicly traded companies in the nation or nations in which each respective fund is permitted to invest which meet the requirements of a prudent investor. The prudent investor standard requires that care, skill and caution be used in selecting securities for investment. This prudent investor standard is the foundation for the investment criteria employed in creating the Indices. The Investment Adviser will select securities for investment from those included in the corresponding Index.

     The Indices are adjusted quarterly and as otherwise necessary to reflect significant events. Changes in the composition of an Index will be made by determining whether existing companies included in the Index continue to meet the criteria of the Index and whether other companies meet these criteria and should replace or be added to the companies already comprising that Index. The Indices give equal weight to each security included therein, and are intended to include substantially all the publicly traded companies which meet the requirements of the prudent investor in the respective nations. Use of the equal weighting method of constructing an Index will often result in a greater representation of smaller capitalization companies that would occur if the Index were weighted on the basis of relative market capitalization in the nation or nations in which their securities are primarily traded. Such smaller capitalization companies may have shorter operating histories, less diversification of assets and smaller dividend payments than larger capitalization companies. On the other hand, such smaller capitalization companies may be younger or less mature companies still experiencing significant growth. A detailed explanation of the objective criteria used in the process of selecting companies for inclusion in an Index is included herein.

     The securities included in an Index will be (i) admitted to official listing on a stock exchange in any Member State of the European Union, (ii) admitted to official listing on a recognized stock exchange in any other country in Western Europe, Asia, Oceania, the American continents, including Bermuda, and Africa, (iii) traded on another regulated market in any such Member State of the European Union or such other country referred to above, provided such market operates regularly and is recognized and open to the public, or (iv) recently issued, provided the terms of the issue provide that application be made for admission to official listing on any of the stock exchanges or other regulated markets referred to above, and provided such listing is secured within a year following the date of issuance.

     The performance of each Wright National Equity Index is included in various publications of Wright Investors' Service, including the monthly International Investment Advice and Analysis.

     In selecting securities for the Indices and for inclusion in the portfolios of the funds, Wright utilizes its international database, which includes WORLDSCOPE(R). WORLDSCOPE(R) provides more than 1,500 items of information on more than 19,000 companies worldwide. Additional information about the composition of the Indices may be obtained without charge from Wright Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, CT 06604 (800-888-9471). Except for the United States, Wright utilizes the services of major financial institutions that are located in the nations in which the respective funds are permitted to invest to supply Wright with research products and services including reports on particular industries and companies, economic surveys and analysis of the investment environment and trends in a particular nation, recommendations as to whether specific securities should be included in an Index and other assistance in the performance of its decision-making responsibilities. Currently, Wright expects to utilize several major international banks in the above-mentioned capacity. The Indices are adjusted as necessary to reflect recent events. A detailed explanation of the objective criteria used in the selection process is as follows.



     To be selected for an Index, a company must have:

     1. Five years of earnings data (17 quarters of 12 month earnings). To be selected, a company's trailing 12 month earnings during the last four quarters or during the last three reported years cumulatively must be positive.

     2. Five years of dividend information or positive verification that a company did not declare a dividend (20 quarters of quarterly dividend information).

     3. Three years of price information (12 quarters of quarterly prices). To be selected, a company generally must have market value (number of shares times price) equal to or greater than $20 million. Once a company is selected, its market value must be less than $15 million for the company's securities to be removed from the relevant Index.

     4. Book value information for the past five years (20 quarters). To be selected, book value must be equal to or greater than $20 million. Once a company is selected, its book value must be less than $15 million for the company's securities to be removed from the relevant Index.

     5. Industry group information. Companies that are closed-end investment companies, real estate investment trusts or non-bank securities brokers or dealers will not be included.

     Acquired companies may continue to be included in the relevant Index up to their acquisition date.


     TEMPORARY DEFENSIVE INVESTMENTS -- During periods of unusual market or economic conditions, when Wright believes that investing for temporary defensive purposes is appropriate, all or any portion of each fund's assets may be held in cash (including, subject to the requirements of the Internal Revenue Code of 1986, as amended (the "Code") applicable to regulated investment companies, the foreign currency of the nation or nations in which such fund invests) or invested in short-term obligations, including but not limited to obligations issued or guaranteed by the U.S. or any foreign government or any of their respective agencies or instrumentalities; obligations of public international agencies; commercial paper which at the date of investment is rated A-1 by Standard & Poor's Ratings Group ("S&P") or P-1 by Moody's Investors Service, Inc. ("Moody's"), or, if not rated by such rating organizations, is deemed by the Investment Adviser pursuant to procedures established by the Trustees to be of comparable quality; short-term corporate obligations and other debt instruments which at the date of investment are rated AA or better by S&P or Aa or better by Moody's or, if unrated, which are deemed by the Investment Adviser pursuant to procedures established by the Trustees to be of comparable quality; and certificates of deposit, bankers' acceptances and time deposits of domestic or foreign banks which are determined to be of high quality by the Investment Adviser. Temporary investments may be denominated either in U.S. dollars or in the currency of the nation in which the fund primarily invests.


     U.S. GOVERNMENT, AGENCY AND INSTRUMENTALITY SECURITIES -- U.S. Government securities are issued by the U.S. Treasury and include bills, certificates of indebtedness, notes, and bonds. Agencies and instrumentalities of the U.S. Government are established under the authority of an act of Congress and include, but are not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, and the Federal National Mortgage Association.


     REPURCHASE AGREEMENTS -- Each fund may enter into repurchase agreements in order to earn income on temporarily uninvested cash. Repurchase agreements involve the purchase of U.S. Government securities or of other high quality short-term debt obligations. At the same time a fund purchases the security it resells such security to the vendor which is a member bank of the Federal
Reserve System, a recognized securities dealer or any foreign bank whose creditworthiness has been determined by Wright to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P, and is obligated to redeliver the security to the vendor on an agreed-upon date in the future. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a fund to earn a return on cash which is only temporarily available. A fund's risk is the ability of the vendor to pay an agreed upon sum upon the delivery date, which the Trust believes is limited to the difference between the market value of the security and the repurchase price provided for in the repurchase agreement. However, bankruptcy or insolvency proceedings affecting the vendor of the security which is subject to the repurchase agreement, prior to the repurchase, may result in a delay in a fund being able to resell the security.

     There is no percentage limit on the amount of any fund's investments in repurchase agreements, except for the requirement that, under normal market conditions, at least 80% of each fund's net assets will be invested in equity securities.


     CERTIFICATES OF DEPOSIT -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return, and are normally negotiable.

     BANKERS' ACCEPTANCES -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     FIXED TIME DEPOSITS -- are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

     COMMERCIAL PAPER AND FINANCE COMPANY PAPER -- refers to promissory notes issued by corporations in order to finance their short-term credit needs.


     RESTRICTED SECURITIES -- Securities that are not freely tradeable or which are subject to restrictions on sale under the Securities Act of 1933 are considered restricted. Such securities are illiquid and may be difficult to properly value. Each fund's holdings of illiquid securities may not exceed 15% of its net assets. Illiquid securities include securities legally restricted as to resale. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 may, however, be treated as liquid by the Investment Adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Moreover, investments in Rule 144A securities may increase the level of fund illiquidity to the extent qualified institutional buyers become uninterested in purchasing such securities.

     CONVERTIBLE SECURITIES -- Each fund may from time to time invest up to 5% of its total assets in debt securities and preferred stocks which are convertible into, or carry the right to purchase, common stock or other equity securities. The debt security or preferred stock may itself be convertible into or exchangeable for equity securities, or the purchase right may be evidenced by warrants attached to the security or acquired as part of a unit with the security. Convertible securities may be purchased for their appreciation potential when they yield more than the underlying securities at the time of purchase or when they are considered to present less risk of principal loss than the underlying securities. Generally speaking, the interest or dividend yield of a convertible security is somewhat less than that of a non-convertible security of similar quality issued by the same company.

     WARRANTS AND RIGHTS -- Wright EquiFund - Mexico may purchase warrants and each fund may purchase rights. No fund intends to invest more than 5% of its net assets in warrants and rights as the case may be (other than those that have been acquired in units or attached to other securities). Warrants and rights are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. The prices of warrants and rights do not necessarily move parallel to the prices of the underlying securities. Warrants and rights may become valueless if not sold or exercised prior to their expiration.

     FOREIGN SECURITIES -- The funds may invest in foreign securities, and in certificates of deposit, bankers' acceptances, fixed time deposits issued by major foreign banks and foreign branches of United States banks, to any extent deemed appropriate by Wright and consistent with a fund's investment objective. Investing in securities of foreign governments or securities issued by companies whose principal business activities are outside the United States may involve significant risks not associated with domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risks of possible adverse changes in exchange control regulations, expropriation or confiscatory taxation, limitation on removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S. To the extent investments in foreign securities are denominated or quoted in currencies of foreign countries, a fund may be affected favorably or unfavorably by changes in currency exchange rates and may incur costs in connection with conversion between currencies.

     It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside the U.S. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S. Securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. companies (this is particularly true of issuers located in developing countries; however, the funds, other than Mexico fund, do not anticipate investments in securities of developing countries). In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers and listed companies than in the U.S.

     The above risks may be intensified for investments in emerging markets or countries with limited or developing capital markets such as Mexico and countries located in the Asia-Pacific region. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. A fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

     Each fund may, but does not expect to, invest in foreign securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") or other similar securities representing securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities.


     FOREIGN CURRENCY EXCHANGE TRANSACTIONS -- The funds may engage in foreign currency exchange transactions. Investments in securities of foreign governments and companies whose principal business activities are located outside the United States will frequently involve currencies of foreign countries. In addition, assets of a fund may temporarily be held in bank deposits in foreign currencies during the completion of investment programs. Therefore, the value of a fund's assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although each fund values its assets daily in U.S. dollars, the fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The fund will convert currency on a spot basis from time to time and will incur costs in connection with such currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. The funds do not intend to speculate in foreign currency exchange rates.

     As an alternative to spot transactions, a fund may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward contract involves an obligation to purchase or sell a specific currency at a future date and price fixed by agreement between the parties at the time of entering into the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Although a forward contract generally involves no deposit requirement and no commissions are charged at any stage for trades, a fund will maintain segregated accounts in connection with such transactions. The funds intend to enter into such contracts only on net terms.

     A fund may enter into forward contracts under two circumstances. First, when a fund enters into a contract for the purchase or sale of a security quoted or denominated in a foreign currency, it may desire to "lock in" the price of the security. This is accomplished by entering into a forward contract for the purchase or sale, for a fixed amount of the foreign currency involved in the underlying security transaction ("transaction hedging"). Such forward contract transactions will enable the fund to protect itself against a possible loss resulting from an adverse change in the relationship between the different currencies during the period between the date the security is purchased or sold and the date of payment for the security.

     Second, when Wright believes that the currency of a particular foreign country may suffer a decline, a fund may enter into a forward contract to sell the amount of foreign currency approximating the value of some or all of the securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The future value of such securities in foreign currencies will change as a consequence of fluctuations in the market value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency exchange rates and the implementation of a short-term hedging strategy are highly uncertain. As an operating policy, the funds do not intend to enter into forward contracts for such hedging purposes on a regular or continuous basis. A fund will also not enter into such forward contracts or maintain a net exposure to such contracts if the contracts would obligate the fund to deliver an amount of foreign currency in excess of the value of the fund's securities or other assets quoted or denominated in that currency.

     The fund's custodian will place cash or liquid securities in a segregated account. The amount of such segregated assets will be at least equal to the value of a fund's total assets committed to the consummation of forward contracts involving the purchase of foreign currency. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the amount will equal the amount of the fund's commitments with respect to such contracts.

     A fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the fund may elect to sell the portfolio security and make delivery of the foreign currency. Alternatively, the fund may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an identical offsetting contract from the same currency trader.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the fund intends to sell the security and the market value of the security is less than the amount of foreign currency that the fund is obligated to deliver. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency that the fund is obligated to deliver.

     If a fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or loss (as described below) to the extent that there has been a change in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward contract prices decline during the period between the date the fund enters into a forward contract for the sale of the foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contracts prices increase, the fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     A fund will not speculate in forward contracts and will limit its transactions in such contracts to those described above. Of course, a fund is not required to enter into such transactions with respect to its portfolio securities quoted or denominated in a foreign currency and will not do so unless deemed appropriate by Wright. This method of protecting the value of a fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the fund can achieve at some future time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might be realized if the value of such currency increases.

     There is no other percentage limitation on any fund's holdings of foreign currencies or forward contracts, except for the requirement that, under normal market conditions, at least 80% of the fund's net assets will be invested in equity securities. A fund's foreign currency transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

     LENDING PORTFOLIO SECURITIES -- Each fund may seek to increase its total return by lending portfolio securities to broker-dealers or other institutional borrowers. Such loans are required to be continuously secured by collateral in cash or liquid securities. During the existence of a loan, a fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will also receive a fee, or all or a portion of the interest, if any, on investment of the collateral. However, the fund may at the same time pay a transaction fee to such borrowers and administrative expenses, such as finders fees to third parties. A fund may invest the proceeds it receives from a securities loan in the types of securities in which it may invest. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Investment Adviser to be of good standing and when, in the judgment of the Investment Adviser, the consideration which can be earned from securities loans of this type justifies the attendant risk. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis and collateral values will be continuously maintained at no less than 100% by "marking to market" daily. If the Investment Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the fund's total assets.



                ADDITIONAL INFORMATION ABOUT THE TRUST


     The Trust's Declaration of Trust may be amended with the affirmative vote of a majority of the outstanding shares of the Trust or, if the interests of a particular Wright EquiFund are affected, a majority of such fund's outstanding shares. The Trust may be terminated (i) upon the sale of the Trust's assets to another open-end management investment company, if approved by the holders of two-thirds of the outstanding shares of the Trust, except that if the Trustees of the Trust recommend such sale of assets, the approval by the vote of a majority of the Trust's outstanding shares will be sufficient; or (ii) upon liquidation and distribution of the assets of the Trust, if approved by a majority of its Trustees or by the vote of a majority of the Trust's outstanding shares. If not so terminated, the Trust may continue indefinitely.

     The Trust's Declaration of Trust further provides that the Trust's Trustees will not be liable for errors of judgment or mistakes of fact or law; however, nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Investment Adviser does not consider this risk to be material.


INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by each fund and may be changed as to a fund only by the vote of a majority of the affected fund's outstanding voting securities, which means the lesser of (a) 67% of the shares of the fund if the holders of more than 50% of the shares are present or represented at the meeting or (b) more than 50% of the shares of the fund. If a percentage restriction contained herein is adhered to at the time of investment, a later increase or decrease in the percentage resulting from a change in the value of portfolio securities or the amount of net assets will not be considered a violation of any of the following restrictions. As a matter of fundamental investment policy, each fund may not:


(The  following   fundamental   investment   restrictions  apply  only  to  Hong
Kong/China, Japan and Netherlands.)


     (1) Borrow money other than from banks and then only up to 1/3 of the current market value of its total assets (including the amount borrowed) and only if such borrowing is incurred as a temporary measure for extraordinary or emergency purposes or to facilitate the orderly sale of portfolio securities to accommodate redemption requests; or issue any securities other than its shares of beneficial interest except as appropriate to evidence indebtedness which the fund is permitted to incur. (Each fund anticipates paying interest on borrowed money at rates comparable to its yield and no fund has any intention of attempting to increase its net income by means of borrowing);

     (2) Pledge, mortgage or hypothecate its assets to an extent greater than 1/3 of the total assets of the fund taken at market;

     (3) Purchase the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or any of its agencies, or securities of other regulated investment companies) if, as a result of such purchase, more than 5% of that fund's total assets (taken at current value) would be invested in the securities of such issuer or securities of any one issuer held by that fund would exceed 10% of the outstanding voting securities of such issuer at the end of any fiscal quarter of the fund, provided that, with respect to 50% of the fund's assets, the fund may invest up to 25% of its assets in the securities of any one issuer;

     (4) Purchase or retain securities of any issuer if 5% or more of the issuer's securities are owned by those officers and Trustees of the Trust or its investment adviser or administrator who own individually more than 1/2 of 1% of the issuer's securities;

     (5) Purchase securities on margin or make short sales except sales against the box or purchase warrants;

     (6) Buy or sell commodities, or commodity contracts (except that the fund may purchase or sell currencies and put and call options on securities, indices or currencies and enter into forward foreign currency exchange contracts), unless acquired as a result of ownership of securities;

     (7) Purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (8) Underwrite securities issued by other persons except to the extent that the purchase of securities in accordance with a fund's investment objectives and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

     (9) Make loans, except (i) through the loan of a portfolio security, (ii) by entering into repurchase agreements and (iii) to the extent that the purchase of debt instruments, if any, in accordance with the fund's investment objective and policies may be deemed to be loans;

    (10) Purchase from or sell to any of the Trust's Trustees or officers, its investment adviser, its administrator, its principal underwriter, if any, or the officers or directors of said investment adviser, administrator, or principal underwriter, portfolio securities of the fund;

    (11) Purchase or retain securities of other open-end investment companies, except when such purchases are part of a merger, consolidation, reorganization or assets acquisition;

    (12) Acquire real estate but it may lease office space for its own use and invest in (1) readily marketable interests of real estate or real estate limited partnership interests, investment trusts or readily marketable securities of issuers (other than real estate limited partnerships) whose business involves the purchase of real estate; and
         (2) securities secured by real estate or interests therein; or

    (13) With respect to 75% of its total assets, (i) invest more than 5% of its total assets in securities of any one issuer, excluding securities issued or guaranteed by the United States government or by its agencies and instrumentalities and options or (ii) purchase more than 10% of the voting securities of any class of any issuer.

     For the purpose of investment restrictions (1), (2) and (5), the arrangements (including escrow, margin and collateral arrangements) made by any such fund with respect to its transactions in currency options, options on securities and forward foreign currency exchange contracts shall not be considered to be (i) a borrowing of money or the issuance of securities (including senior securities) by that fund, (ii) a pledge of its assets, (iii) the purchase of a security on margin or (iv) a short sale or position.

(The following fundamental investment restrictions apply only to Mexico.)

     (1) Borrow money other than from banks and then only up to 1/3 of the current market value of its total assets (including the amount borrowed) and only if such borrowing is incurred as a temporary measure for extraordinary or emergency purposes or to facilitate the orderly sale of portfolio securities to accommodate redemption requests; or issue any securities other than its shares of beneficial interest except as appropriate to evidence indebtedness which the fund is permitted to incur. (Each fund anticipates paying interest on borrowed money at rates comparable to its yield and no fund has any intention of attempting to increase its net income by means of borrowing);

     (2) Pledge, mortgage or hypothecate its assets to an extent greater than 1/3 of the total assets of the fund taken at market;

     (3) Buy or sell commodities, or commodity contracts (except that the fund may purchase or sell currencies and put and call options on securities, indices or currencies and enter into forward foreign currency exchange contracts), unless acquired as a result of ownership of securities;

     (4) Purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

     (5) Underwrite securities issued by other persons except to the extent that the purchase of securities in accordance with a fund's investment objectives and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

     (6) Make loans, except (i) through the loan of a portfolio security, (ii) by entering into repurchase agreements and (iii) to the extent that the purchase of debt instruments, if any, in accordance with the fund's investment objective and policies may be deemed to be loans;

     (7) Purchase or sell real estate, except that a fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein,
         (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by a fund as a result of the ownership of securities; or

     (8) With respect to 75% of its total assets, (i) invest more than 5% of its total assets in securities of any one issuer, excluding securities issued or guaranteed by the U.S. Government or by its agencies and instrumentalities and options thereon or (ii) purchase more than 10% of the voting securities of any class of any issuer.

     For the purpose of fundamental investment restrictions (1) and (2) above and nonfundamental investment restriction (h) below, the arrangements (including escrow, margin and collateral arrangements) made by a fund with respect to its transactions in currency options, options on securities and forward foreign currency exchange contracts shall not be considered to be (i) a borrowing of money or the issuance of securities (including senior securities) by that fund,
(ii) a pledge of its assets, (iii) the purchase of a security on margin or (iv) a short sale or position.

     The following are nonfundamental policies of each fund which may be changed by the Trustees without shareholder approval. The funds have no current intention of borrowing for leverage purposes, making securities loans or engaging in short sales. The funds have no current intention of investing more than 5% of net assets in Rule 144A securities. No fund will:

     (a) Purchase oil, gas or other mineral leases or purchase partnership interests in oil, gas or other mineral exploration or development programs;

     (b) Invest more than 5% of its total assets in the securities of issuers which, together with their predecessors, have a record of less than three years' continuous operation;

     (c) Purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to sponsor or dealer results from such purchase, other than the customary broker's commission, or except where such purchase, although not made on the open market, is part of a plan of merger or consolidation. Subject to the preceding sentence, a fund may invest in other investment companies to the full extent allowed by the 1940 Act. Under the 1940 Act, a fund may not acquire more than 3% of the outstanding voting securities of another investment company, invest more than 5% of its assets in any single investment company or invest more than 10% of its assets in other investment companies as a group;

     (d) Enter into an agreement to purchase securities while its borrowings exceed 5% of its total assets;

     (e) Invest (1) more than 15% of its net assets in illiquid investments, including repurchase agreements maturing in more than seven days, securities that are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"); (2) more than 10% of its net assets in restricted securities, excluding securities eligible for resale pursuant to Rule 144A or foreign securities which are offered or sold outside the United States in accordance with Regulation S under the 1933 Act; or (3) more than 15% of its net assets in restricted securities (including those eligible for resale under Rule 144A);

     (f) Invest more than 10% of its total assets in shares of real estate investment trusts that are not readily marketable or invest in real estate limited partnerships;

(In addition, the following nonfundamental investment restrictions apply only to Mexico.)

     (g) Purchase or retain securities of any issuer if 5% or more of the issuer's securities are owned by those officers and Trustees of the Trust or its investment adviser or administrator who own individually more than 1/2 of 1% of the issuer's securities;

     (h) Purchase securities on margin or make short sales except short sales against the box or purchase warrants; or

     (i) Purchase from or sell to any of its Trustees or officers, its investment adviser, its administrator, its principal underwriter, if any, or the officers or directors of said investment adviser, administrator, and principal underwriter, portfolio securities of the fund.



                             OFFICERS AND TRUSTEES

     The officers and Trustees of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust, Wright, The Winthrop Corporation ("Winthrop"), Eaton Vance, Eaton Vance's wholly owned subsidiary, Boston Management and Research ("BMR"), Eaton Vance's parent, Eaton Vance Corp. ("EVC") or of Eaton Vance's trustee, Eaton Vance, Inc. ("EV") by virtue of their affiliation with either the funds, Wright, Winthrop, Eaton Vance, BMR, EVC, or EV, are indicated by an asterisk (*).


PETER M. DONOVAN (56), President and Trustee*
President, Chief Executive Officer and Director of Wright and Winthrop; Vice President, Treasurer and a Director of Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

H. DAY BRIGHAM, Jr. (72), Vice President, Secretary and Trustee*
Retired Vice President, Chairman of the Management Committee and Chief Legal Officer of Eaton Vance, EVC, BMR and EV and a Director of EVC and EV; Director of Wright and Winthrop since February, 1997.
Address: 92 Reservoir Avenue, Chestnut Hill, MA 02167

JUDITH R. CORCHARD (60), Vice President and Trustee*
Executive Vice President, Senior Investment Officer, Chairman of the Investment Committee and Director of Wright and Winthrop. Ms. Corchard was appointed a Trustee of the Trust on December 10, 1997.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

A.M. MOODY III (62), Vice President & Trustee*
Senior Vice President, Wright and Winthrop; President, Wright Investors' Service Distributors, Inc.
Address: 1000 Lafayette Boulevard, Bridgeport, CT 06604

DORCAS R. HARDY (52) , Trustee
President, Dorcas R. Hardy & Associates (a public policy and government relations firm), Spotsylvania, VA; Director, The Options Clearing Corporation and First Coast Service Options, Jacksonville, FL (FL Blue Cross Blue Shield subsidiary); 1996-1998 - Chairman and CEO of Work Recovery, Inc. (an advanced rehabilitation technology firm), Tucson, AZ; 1986-1989 - U.S. Commissioner of Social Security. Ms. Hardy was elected a Trustee on December 9. 1998.
Address: 11407 Stonewall Jackson Drive, Spotsylvania, VA 22553

LELAND MILES (75), Trustee
President  Emeritus,   University  of  Bridgeport   (1987-present);   President,
University of Bridgeport (1974-1987); Director, United Illuminating Company.
Address: 332 North Cedar Road, Fairfield, CT 06430

LLOYD F. PIERCE (80), Trustee
Retired Vice Chairman (prior to 1984-President), People's Bank, Bridgeport,
CT; Member, Board of Trustees, People's Bank, Bridgeport, CT; Board of Directors, Southern Connecticut Gas Company; Chairman, Board of Directors, COSINE.
Address: 140 Snow Goose Court, Daytona Beach, FL 32119

RICHARD E. TABER (50), Trustee
Chairman and Chief Executive Officer of First County Bank, Stamford, CT (1989-present). Mr. Taber was appointed as a Trustee of the Trust o
 March 18, 1997.
Address: 117 Prospect Street, Stamford, CT 06901

RAYMOND VAN HOUTTE (74), Trustee
President  Emeritus and Counselor of The Tompkins County Trust Co., Ithaca,
NY (since January 1989); President and Chief Executive Officer, The Tompkins County Trust Company (1973-1988); President, New York State Bankers Association (1987-1988); Director, McGraw Housing Company, Inc., Deanco, Inc., Evaporated Metal Products and Ithaco, Inc.
Address: One Strawberry Lane, Ithaca, NY 14850

JAMES L. O'CONNOR (54), Treasurer
Vice President, Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 255 State Street, Boston, MA 02109

JANET E. SANDERS (63), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.
Address: 255 State Street, Boston, MA 02109

A. JOHN MURPHY (36), Assistant Secretary
Assistant Vice President of Eaton Vance, BMR and EV since March 1, 1994; employee of Eaton Vance since March 1993. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on June 21, 1995.
Address: 255 State Street, Boston, MA 02109

ERIC G. WOODBURY (41), Assistant Secretary
Vice President of Eaton Vance, BMR and EV since February 1993. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Woodbury was elected Assistant Secretary of the Trust on June 21, 1995.
Address: 255 State Street, Boston, MA 02109

WILLIAM J. AUSTIN, JR. (47), Assistant Treasurer
Assistant Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Austin was elected Assistant Treasurer of the Trust on December 18, 1991.
Address: 255 State Street, Boston, MA 02109


     All of the Trustees and officers hold identical positions with The Wright Managed Income Trust, The Wright Managed Equity Trust, The Wright Managed Blue Chip Series Trust, Catholic Values Investment Trust and The Wright Blue Chip Master Portfolio Trust. The fees and expenses of those Trustees (Messrs. Miles, Pierce, Taber, and Van Houtte and Ms. Hardy) who are not "interested persons" of the Trust and of Mr. Brigham are paid by the funds and the other series of the Trust. They also receive additional payments from other investment companies for which Wright provides investment advisory services. The Trustees who are employees of Wright receive no compensation from the Trust. The Trust does not have a retirement plan for its Trustees. For Trustee compensation from the Trust for the fiscal year ended December 31, 1998 and for the total compensation paid to the Trustees from the Wright Fund complex for the fiscal year ended December 31, 1998, see the following table.

                             COMPENSATION TABLE
                 Registrant - The Wright EquiFund Equity Trust


                                                                                                                 Total
                                          Aggregate Compensation             Pension         Benefits        Compensation
                                              From The Wright               Benefits          Annual        Paid from Funds
Trustees                                   EquiFund Equity Trust             Accrued      BenefitPaid      and Fund Complex(1)
---------------------------------------------------------------------------------------------------------------------------

H. Day Brigham, Jr.                               $2,125                      None             None            $10,500
Winthrop S. Emmet (2)                              2,125                      None             None             10,500
Dorcas Hardy(3)                                      375                      None             None              2,250
Leland Miles                                       2,125                      None             None             10,500
Lloyd F. Pierce                                    2,125                      None             None             10,500
Richard E. Taber                                   2,125                      None             None             10,500
Raymond Van Houtte                                 1,875                      None             None              9,000

-----------------------------------------------------------------------------------------------------------------------------

(1)  Total  compensation  paid is from The Wright EquiFund Equity Trust (4 funds) and the other funds in the Wright
     Fund complex for a total of 24 funds as of December 31, 1998.
(2)  Mr. Emmet  resigned as a trustee on December 9, 1998.
(3)  Ms. Hardy became a Trustee on December 9, 1998.


     The Trust's board of trustees has established an Independent Trustees' Committee consisting of all of the Independent Trustees who are Messrs. Miles, Pierce (Chairman), Taber and Van Houtte and Ms. Hardy. The responsibilities of the Independent Trustees' Committee include those of an audit committee for the financial governance of the Trust, a nominating committee for additional or replacement trustees of the Trust and a contract review committee for consideration of renewals or changes in the investment advisory agreements, distribution agreements and distribution plans and other agreements as appropriate.





                CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES



     As of April 1, 1999, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of any fund that was then offering its shares to the public.



     As of the same date, the following shareholders were record holders of the following percentages of the outstanding shares of the funds that were then offering shares to the public:



                             PERCENT OF OUTSTANDING SHARES OWNED


NAME AND ADDRESS                   Hong Kong/China     Japan       Mexico         Netherlands
------------------------------------------------------------------------------------------------------

Charles Schwab & Co. Inc.*             55.5%           58.0%        37.6%           48.6%
Attn: Suzanne Williamson
Mutual Funds Dept.
101 Montgomery St.
San Francisco, CA 94104
-------------------------------------------------------------------------------------------------------

NFSC FEBO #90 08213                     5.2%
Phyllis & Frank Bramson Liv Tr
Frank & Phyllis Bramson Ttees
U/A 6/09/92
6596 Allison Road
Miami Beach, FL 33141
---------------------------------------------------------------------------------------------------------

National Investor Services Corp.                                      8.4%
Temporary Conversion Account
55 Water Street 32nd Floor
New York, NY 10041
---------------------------------------------------------------------------------------------------------

National Investor Services Corp.                                       7.8%
For the Exclusive Benefit of Our Customers
55 Water Street 32nd Floor
New York, NY 10041
---------------------------------------------------------------------------------------------------------

*Held on behalf of their clients.



               INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES


     The funds have engaged Wright to act as their investment adviser pursuant to an Investment Advisory Contract. Wright furnishes the funds with investment advice and management services. The School for Ethical Education, 1000 Lafayette Boulevard, Bridgeport, CT 06604, may be considered a controlling person of Wright's parent, Winthrop, and Wright by reason of its ownership of more than 25% of the outstanding shares of Winthrop.

     Pursuant to the Investment Advisory Contract, Wright will carry out the investment and reinvestment of the assets of the funds, will furnish continuously an investment program with respect to the funds, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. Wright will furnish to the funds investment advice and management services, office space, equipment and clerical personnel, and investment advisory, statistical and research facilities. In addition, Wright has arranged for certain members of the Eaton Vance and Wright organizations to serve without salary as officers or Trustees of the Trust. In return for these services, each fund is obligated to pay a monthly advisory fee calculated at the rates set forth in the funds' current Prospectus.


     It should be noted that, in addition to compensating Wright for its advisory services to the funds, the advisory fee is intended to partially compensate Wright for the maintenance of the Indices which form the basis for the selection of securities for the funds. Other mutual funds and accounts advised by Wright may use the Indices as may other entities not affiliated with Wright.


     The following table sets forth the net assets of each fund at December 31, 1998 and the advisory fee earned from each such fund during the fiscal years ended December 31, 1998, 1997 and 1996.





                                             Aggregate          Fee Earned for        Fee Earned for        Fee Earned for
                                           Net Assets at       Fiscal Year Ended     Fiscal Year Ended     Fiscal Year Ended
FUNDS                                        12/31/98              12/31/98              12/31/97           Ended 12/31/96
---------------------------------------------------------------------------------------------------------------------------------
Hong Kong/China                            $7,882,933           $ 46,869(1)           $  97,167              $ 210,176
Japan                                       4,364,818             36,190(2)              79,721                144,668
Mexico                                      8,736,602            103,799                229,596                231,258
Netherlands                                19,549,900            123,437                 92,173                 52,195
(1)To enhance the net income of the Fund, Wright made a reduction of its advisory fee by $27,221. In addition, $3,200 of expenses were allocated to the investment adviser.
(2)To enhance the net income of the Fund, Wright made a reduction of its advisory fee by $22,412. In addition, $750 of expenses were allocated to the investment adviser.

     The Trust has engaged Eaton Vance to act as the administrator for each fund pursuant to an Administration Agreement. For its services under the
Administration Agreement, Eaton Vance is entitled to receive a monthly administration fee from each fund. The following table sets forth the administration fees as a percentage of average daily net assets for the fiscal year ended December 31, 1998 and the fees earned (and applicable reductions) from each fund for the fiscal years ended December 31, 1998, 1997 and 1996.

                          Fee paid as a %              Fee Earned for        Fee Earned for        Fee Earned for
                    of average daily net assets      Fiscal Year Ended     Fiscal Year Ended     Fiscal Year Ended
                         Fiscal Year Ended                12/31/98              12/31/97           Ended 12/31/96
 FUNDS                      12/31/98
--------------------------------------------------------------------------------------------------------------------------------

Hong Kong/China             0.10%                       $ 6,256               $   12,954           $    28,023
Japan                       0.10%                         4,833                   10,629                19,289
Mexico                      0.10%                        13,837                   30,613                30,835
Netherlands                 0.10%                        16,458                   12,289                 6,959

    Eaton Vance is a business trust organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of Eaton Vance. Eaton Vance and EV are wholly-owned subsidiaries of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Benjamin A. Rowland, Jr., John G.L. Cabot, John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All of the issued and outstanding shares of Eaton Vance are owned by EVC. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes and Rowland, Alan
R. Dynner, Thomas E. Faust, Jr., Thomas J. Fetter, Duncan W. Richardson, William
M. Steul, and Wharton P. Whitaker. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. Messrs. Austin, Murphy, O'Connor and Woodbury and Ms. Sanders are officers of the Trusts and are also members of the Eaton Vance and EV organizations. Eaton Vance will receive the fees paid under the Administration Agreements.

     Each fund will be responsible for all expenses relating to its operations and not designated as expenses of Wright under the Investment Advisory Contract or of Eaton Vance under the Administration Agreement, including, without limitation, the fees and expenses of its custodian and transfer agent, including those incurred for determining each fund's net asset value and keeping each fund's books; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering its shares; expenses of reports to shareholders, proxy statements and other expenses of shareholders' meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; expenses of Trustees not affiliated with Eaton Vance or Wright; distribution expenses incurred pursuant to the Trust's distribution plan; and investment advisory and administration fees. Each fund will also bear expenses incurred in connection with litigation in which the Trust is a party and the legal obligation the Trust may have to indemnify its officers and Trustees with respect thereto.

     The Investment Advisory Contract of all the funds and the Administration Agreement of all the funds will remain in effect until February 28, 2000. The funds' Investment Advisory Contract may be continued with respect to each fund from year to year thereafter so long as such continuance after February 28, 2000, as the case may be, is approved at least annually (i) by the vote of a majority of the Trustees who are not "interested persons" of the Trust, Eaton Vance or Wright cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the shareholders of that fund. The Investment Advisory Contract and Administration Agreement may be terminated as to a fund at any time without penalty on sixty (60) days' written notice by the Board of Trustees or Directors of either party, or by vote of the majority of the outstanding shares of that fund, and each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Trust under such agreement on the part of Eaton Vance or Wright. Eaton Vance or Wright will not be liable to the Trust for any loss incurred.




                            CUSTODIAN AND TRANSFER AGENT


     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, acts as custodian for the funds. IBT has the custody of all cash and securities of the funds, maintains the funds' general ledgers and computes the daily net asset value per share. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the funds' investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the funds. The funds will employ foreign sub-custodians in accordance with Rule 17f-5 under the 1940 Act.


     First Data Investor Services Group, P.O.Box 5156, Westborough, MA 01581-9686 is the Funds' tansfer agent



               INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



     Deloitte & Touche LLP, are the Trust's independent certified public accountants, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission and preparation of the funds' federal and state tax returns.

                             BROKERAGE ALLOCATION

     Purchases and sales of securities on a securities exchange are effected by brokers, and the funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges the commissions are fixed. In the over-the-counter market, securities are normally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     Wright places the portfolio security transactions for each fund, which in some cases may be effected in block transactions which include other accounts managed by Wright. Wright provides similar services directly for bank trust departments and other clients. Wright seeks to execute portfolio security transactions on the most favorable terms and in the most effective manner possible. In seeking best execution, Wright will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the markets for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, experience and financial condition of the broker-dealer and the value and quality of service rendered by the broker-dealer in other transactions, and the reasonableness of the brokerage commission or markup, if any.

     It is expected that on frequent occasions there will be many broker-dealer firms which will meet the foregoing criteria for a particular transaction. In selecting among such firms, the funds may give consideration to those firms which supply brokerage and research services, quotations and statistical and other information to Wright for their use in servicing their accounts. Such brokers may include firms which purchase investment services from Wright. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Such services and information may be useful and of value to Wright in servicing advisory clients other than the fund which paid the brokerage commissions and the other funds. The services and information furnished by a particular firm may not necessarily be used in connection with the funds or the fund which paid brokerage commissions to such firm. The advisory fee paid by the funds to Wright is not reduced as a consequence of Wright's receipt of such services and information. While such services and information are not expected to reduce Wright's normal research activities and expenses, Wright would, through use of such services and information, avoid the additional expenses which would be incurred if Wright should attempt to develop comparable services and information through its own staff.

     Subject to the requirement that Wright shall use its best efforts to seek to execute each fund's portfolio security transactions at advantageous prices and at reasonably competitive commission rates, Wright, as indicated above, is authorized to consider as a factor in the selection of any broker-dealer firm with whom a fund's portfolio orders may be placed the fact that such firm has sold or is selling shares of the funds or of other investment companies sponsored by Wright. This policy is consistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

     Under the funds' Investment Advisory Contract, Wright has the authority to pay commissions on portfolio transactions for brokerage and research services exceeding that which other brokers or dealers might charge provided certain conditions are met.

     The funds' Investment Advisory Contract expressly recognize the practices which are provided for in Section 28(e) of the Securities Exchange Act of 1934 by authorizing the selection of a broker or dealer which charges a fund a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if it is determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services which have been provided.

     If purchases or sales of securities of the funds and one or more other investment companies or clients supervised by Wright are considered at or about the same time, transactions in such securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Wright, taking into account the respective sizes of the funds, and the amount of securities to be purchased or sold. It is recognized that it is possible that in some cases this procedure could have a detrimental effect on the price or volume of the security so far as the funds are concerned. However, in other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the funds.

     During the fiscal years ended December 31, 1998, 1997 and 1996, the funds paid the following amounts on brokerage commissions:

                             1998             1997              1996
------------------------------------------------------------------------------


Hong Kong/China            $102,746      $    94,968        $  151,639
Japan                        69,966          164,620           135,292
Mexico                       49,978          204,815            88,719
Netherlands                  82,246           32,190            62,798




                                  PRINCIPAL UNDERWRITER

     The Trust has adopted a Distribution Plan (the "Plan") as described in the Prospectus on behalf of the funds in accordance with Rule 12b-1 under the 1940 Act and the Rules of the NASD.

     The Trust has entered into a distribution contract on behalf of the funds with WISDI, providing for WISDI to act as a separate distributor of each fund's shares.

     Under the Plan, the President or Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amounts expended under the Plan and the purposes for which such expenditures were made.

     The Plan was approved by the Trustees on June 16, 1993. Under its terms, the Plan remains in effect from year to year, provided such continuance is approved annually by a vote of its Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan. The Plan may not be amended to increase materially the amount to be spent for the services described therein as to a fund without approval of a majority of the outstanding voting securities of that fund and all material amendments of the Plan must also be approved by the Trustees of the Trust in the manner described above. The Plan may be terminated at any time as to a fund without payment of any penalty by a vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or by vote of a majority of the outstanding voting securities of that fund. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the funds and their shareholders.

     The following table shows the fee payable to WISDI under the Plans and the amount of such fee actually paid by each fund for the fiscal year ended December 31, 1998.


                              Distribution          Distribution Expenses         Distribution        Distribution Expenses
                                Expenses               Reduced by the               Expenses         Paid as a % of Average
                                Allowable           Principal Underwriter         Paid By Fund           Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------
Hong Kong/China                $15,623                 $12,740                    $ 2,883                        0.046 %
Japan                           12,064                   9,805                      2,259                        0.047
Mexico                          34,600                     -                       34,600                        0.250
Netherlands                     41,146                     -                       41,146                        0.250

     For the fiscal year ended December 31, 1998, it is estimated that WISDI spent approximately the following amounts on behalf of the funds:

                  Wright Investors' Service Distributors, Inc.
                      Financial Summaries for the Year 1998

                                          Printing &                         Commissions       Adminis-
                                            Mailing         Travel &          & Service         tration
FUNDS                   Promotional      Prospectuses     Entertainment         Fees           and Other           Total
----------------------------------------------------------------------------------------------------------------------------

Hong Kong/China          $  779           $  121           $  167             $  553          $ 1,263          $ 2,883
Japan                       610               95              131                434              989            2,259
Mexico                    9,342            1,453            2,007              6,643           15,155           34,600
Netherlands              11,109            1,728            2,386              7,900           18,023           41,146



                    HOW THE FUNDS VALUE THEIR SHARES


     The Trust values the shares of each fund once on each day the New York Stock Exchange ("NYSE") is open as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The net asset value is determined in the manner authorized by the Trustees of the Trust by the funds' custodian (as agent for the funds) with the assistance of Wright for securities that involve valuation problems. Such determination is accomplished by dividing the number of outstanding shares of each fund into its net worth (the excess of its assets over its liabilities).


     Portfolio securities traded on more than one United States national securities exchange or foreign securities exchange are valued by the funds' custodian at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities which cannot be valued at such prices will be valued by Wright at fair value in accordance with procedures adopted by the Trustees. Foreign currencies, options on foreign currencies and forward foreign currency contracts will be valued at their last sales price as determined by published quotations or as supplied by banks that deal in such instruments. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar value at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in good faith by or under procedures established by the Trustees. Securities traded over-the-counter, unlisted securities and listed securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices or, if such bid and asked prices are not available, at prices supplied by a pricing agent selected by Wright, unless such prices are deemed by Wright not to be representative of market values at the close of business of the NYSE. Securities for which market quotations are unavailable, restricted securities, securities for which prices are deemed by Wright not to be representative of market values and other assets will be appraised at their fair value as determined in good faith according to guidelines established by the Trustees of the Trust. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value. Options traded on exchanges and over-the-counter will be valued at the last current sales price on the market where such option is principally traded. Over-the-counter and listed options for which a last sale price is not available will be valued on the basis of quotations supplied by dealers who regularly trade such options of if such quotations are not available or deemed by Wright not to be representative of market values, at fair value.


     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a fund's calculation of net asset value unless Wright deems that the particular event would materially affect net asset value, in which case the securities will be valued at their fair value according to procedures decided upon by the Trustees.



                           PERFORMANCE INFORMATION

     The average annual total return of each fund is determined for a specified period by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the maximum public offering price (net asset value) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     The average annual total return will be calculated using the following formula:
                                     n
                            P (1 + T) = ERV

where:   P      =   A hypothetical initial payment of $1,000
         T      =   Average annual total return
         n      =   Number of years
         ERV    =   Ending redeemable value of a hypothetical $1,000 payment at the end of the period.

     Each fund's yield is computed by dividing its net investment income per share earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price (net asset value) per share on the last day of the period. The results are compounded on a bond equivalent (semi-annual) basis and then they are annualized. Net investment income per share is equal to the fund's dividends and interest earned during the period, reduced by accrued expenses for the period.

     The  yield  earned  by each fund  will be  calculated  using the  following formula:
                         6
YIELD =  2  [ ( a-b  +  1)  -  1 ]
                ---
                cd

where: a = Dividends and interest earned during the period b = Expenses accrued for the period (after reductions) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price (net asset value) per share on the last day of the period.

     A fund's yield or total return may be compared to the Consumer Price Index and various domestic or foreign securities indices. A fund's yield or total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders.

     From time to time, evaluations of a fund's performance made by independent sources may be used in advertisements and in information furnished to present or prospective shareholders. These may include rankings prepared by Lipper Analytical Services, Inc., an independent service which monitors the performance of mutual funds. The Lipper performance analysis reflects the reinvestment of dividends and capital gain distributions but does not take sales charges into consideration and is prepared without regard to tax consequences.


     The following table shows the average annual total return for the one year, three year, five year and life of fund (as applicable) for the periods ended December 31, 1998:

FUNDS                One Year      Three Years        Five Years     Inception of Fund     Date of Fund
------------------------------------------------------------------------------------------------------------------------------

Hong Kong/China       -18.65%         -8.86%            -13.49%         1.71 %                 6/28/90
Japan                   5.41          -6.36               ---          -6.25                   2/14/94
Mexico                -37.21           4.46               ---         -13.59                   8/02/94
Netherlands            24.46          25.14              21.07         12.35                   6/28/90


                                   TAXES

     Among the requirements for qualification of each fund as a regulated investment company are the following: (1) at least 90% of the fund's gross income for the taxable year must be derived from interest, dividends, gains from the sale or other disposition of stock or securities and certain other types of income and (2) at the close of each quarter of its taxable year, (a) at least 50% of the value of the fund's assets must be comprised of cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to not more than 5% of the value of the fund's total (gross) assets and not more than 10% of the voting securities of such issuer and (b) not more than 25% of the value of its total (gross) assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or certain other issuers controlled by the fund. These requirements may limit a fund's activities in foreign currencies and foreign currency forward contracts to the extent gains relating to such activities are considered not directly related to the fund's principal business of investing in securities or to the extent the sizes of such positions are limited by these tax diversification requirements.

     Each fund's use of the accounting practice known as equalization may affect the amount, timing and character of distributions to shareholders. Investment by a fund in a stock of a "passive foreign investment company" may cause the fund to recognize income prior to the receipt of distributions from such a company or to become subject to tax upon the receipt of certain excess distributions from, or upon disposition of its stock of, such a company, although an election may generally be available for taxable years beginning after 1997 that would ameliorate some of these adverse tax consequences.

     A fund's transactions in foreign currencies, foreign currency-denominated debt securities, foreign currency forward contracts and receivables or payables denominated in a foreign currency are subject to special tax rules under Section 988 of the Code which will generally cause gains and losses from these transactions to be treated as ordinary income and losses. Certain positions held by a fund may be required to be "marked to market" (treated as if they were closed out) on the last business day of each taxable year, and any constructive sales of certain appreciated financial positions may also require the current recognition of the gain in such positions. In addition, if certain of these positions held by the fund substantially diminish the fund's risk of loss with respect to securities or other positions in the fund's portfolio, this combination of positions may be treated as a straddle for tax purposes with the possibility of deferral of losses and adjustments in the holding period of securities or other positions held by the fund.

     In order to avoid federal excise tax, each fund must distribute (or be deemed to have distributed) by December 31 of each year at least 98% of its ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the fund paid no federal income tax.

     Special tax rules apply to IRA and other retirement plan accounts (including penalties on certain distributions and other transactions) and to other special classes of investors, such as tax-exempt organizations, banks or insurance companies. Investors should consult their tax advisers for more information.

     Redemptions (including exchanges) and other dispositions of fund shares in transactions that are treated as sales for tax purposes will generally result in the recognition of taxable gain or loss by shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular redemption, exchange or other disposition of fund shares is properly treated as a sale for tax purposes, as this discussion assumes. Any loss realized upon the redemption, exchange or other sale of shares of a fund with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gains designated as capital gain dividends with respect to such shares. All or a portion of a loss realized upon the redemption, exchange or other sale of fund shares maybe disallowed under "wash sale" rules to the extent shares of the same fund are purchased within the period beginning 30 days before and ending 30 days after the date of such redemption, exchange or other sale.

     Capital loss carryforwards will reduce the applicable fund's taxable income arising from future net realized capital gains, if any, to the extent they are permitted to be used under the Code and applicable Treasury regulations prior to their expiration dates, and thus will reduce the amounts of the future distributions to shareholders that would otherwise be necessary in order to relieve that fund of liability for federal income tax.


     As of December 31, 1998, the funds, for federal income tax purposes, had capital loss carryovers expiring as follows:

Dec.   Hong Kong/China       Japan           Mexico            Netherlands
-------------------------------------------------------------------------------

2003  $ 165,578           $1,460,778          $1,419,070        $   -
2005      -                1,302,416              -                 -
2006  2,454,764              997,042              -               156,279

                            FINANCIAL STATEMENTS

     The audited financial statements of, and the independent auditors' report for the funds, appear in the funds' most recent annual report to shareholders, and are incorporated by reference into this Statement of Additional Information. A copy of the annual report is attached to this Statement of Additional Information.


     Registrant incorporated by reference the audited financial information for the funds for the fiscal year ended December 31, 1998 as previously filed electronically with the Securities and Exchange Commission (Accession Number 0000715165-99-000004.

                                    APPENDIX

===============================================================================




                             INFORMATION CONCERNING
                         THE NATIONS IN WHICH THE FUNDS
                                   WILL INVEST



     The Funds (other than the United States Fund) will invest in securities quoted or denominated in the currencies of countries other than the United States. The following summaries are designed to provide a general discussion of economic and other conditions in each of these countries. The information in these summaries has been derived from sources that Wright believes to be reliable, but the data has not been independently verified.

     International investments, like many things, have both benefits and risks. The benefits are real and can be quite substantial. One of the key benefits is diversification, as the correlation among international securities tend to be much lower than the correlation among securities within any single country. There are also risks to be considered. Investors in any single country should understand the economic potential of investments in such a country as well as the relationship of the currency of that country to the investor's own currency. Several other items must be considered by the investor including the reliability of information about the various companies within the country, legal restrictions, and the economic and social characteristics that are unique to each country. See Appendix A in the Statement of Additional Information for additional economic and financial information about countries in which the Funds may invest. The Wright EquiFunds limit their investment consideration to the world's major industrialized nations and to those nations for which
WORLDSCOPE(R), the information database of Wright Investors' Service, Inc., provides comprehensive and reliable investment information. Wright Investors' Service, Inc. believes that WORLDSCOPE(R) has counteracted the lack of quality information which has been a major problem for the international investor.


                      Political and Economic Considerations

     Potential international investors must be aware of political and economic actions which might change the investment environment. For example, the members of the European Union (EU) (successor to the European Communities EC, the Common Market), which is the designation of three organizations (the European Economic Community or EEC, the European Coal and Steel Community, and the European Atomic Energy Community) with common membership and, since July of 1967, a common executive, have agreed that a single European market will remove all barriers to free trade and free movement of capital and people. The effect of European unification will be to create a major economic trading unit composed of the entire fifteen members of the EU (Austria, Belgium, Denmark, Finland, France, Germany, Great Britain, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and Sweden). The macroeconomic effects of such unification could be substantially higher economic growth. Economies of scale and lower costs could lead to reduced inflation while fiscal reform and budget restraint might reduce budget deficits despite an initial higher rate of unemployment. It is not possible to predict the precise impact of European unity or if all the program goals incorporated in the Maastricht Treaty of 1991 will be achieved. However, Wright believes that European economic integration offering substantial long-term economic benefits to the member nations will ultimately come to pass.

     The European Currency Unit (ECU) has been the official accounting unit of the EEC and, as such, has been used by member nations for budgetary purposes in setting common agricultural prices and in the accounts of the EU institutions since the implementation of the European Monetary System (EMS) in March of 1979. The major aim of the EMS is to achieve close monetary and economic cooperation among the member countries of the EU and, in particular, to create a zone of monetary stability. The ECU is an open-basket currency whose value is based on the weighted value of the member currencies with weights based on each member's share of intra-Europe trade and the relative size of its GDP. Each member nation values its currency in terms of the ECU. The ECU (which has also been called the EMU or European Monetary Unit) has been superceded by the Euro on January 1, 1999. On this date, eleven of the fifteen EU members (Denmark, Greece, Great
Britain and Sweden will not participate) have replaced their current local currencies with the new Euro.

     There are other examples of political and economic events, some quite dramatic, which impact the investment environment. In the past decade, there has been world-wide movement towards "privatization" of government owned and operated companies. Examples include the water companies in the Great Britain, the banks in France, etc. The economies of Austria and Portugal are especially expected to benefit from privatization in the coming years.

     The dramatic developments in the former Soviet Union, the Eastern Bloc nations, China, Central America, and South Africa can be expected to have a major, but as yet not fully predictable, impact on the world in general and the nations in which the Fund will invest in particular. It remains to be seen if the fledgling democracies can successfully cope with the many economic dislocations which have accompanied the fall of the old order. It also remains to be seen what reactions other nations will have towards a reduced Soviet military threat and potential for increased trade.

     The dismantling of the Berlin Wall in November of 1989 led to the economic unification of the economically weak East Germany with the economically strong West Germany in July 1990. This was followed by the political unification on October 3, 1990.

     The European Free Trade Association (EFTA) consisting of Austria, Iceland, Norway, Portugal, Sweden, and Switzerland with associated member Finland, was created in January of 1960 with the objective to gradually reduce customs duties and quantitative restrictions between members on industrial products. (Austria, Portugal, Sweden and Finland have since become members of the European Union.) All tariffs and quotas were eliminated by year-end 1966. EFTA entered into free-trade agreements with the EU in January of 1973. Trade barriers were removed by July 1976. EFTA is expected to expand to include Central European countries. The world-wide trade movement towards increasingly Free Market economies has been helped by the establishment of the World Trade Organization
(WTO) successor to GATT.

     Members of the North Atlantic Treaty Organization (NATO) (Belgium, Canada, Denmark, France, Great Britain, Iceland, Italy, Luxembourg, Netherlands, Norway, Portugal, the United States, Greece, Turkey, Germany, and Spain) agreed to settle disputes by peaceful means, to develop individual and collective capacity to resist armed attack, and to regard an attack on one as an attack on all. With the demise of the former Warsaw Pact nations of the communist world, political tensions in Europe appear to have materially eased.

     The Organization for Economic Cooperation and Development (OECD) was established in September of 1961 to promote economic and social welfare in member countries and to stimulate and harmonize efforts on behalf of developing nations. The OECD collects and disseminates from its Paris headquarters economic and environmental information to members which represent nearly all the industrialized "free market" countries: Australia, Austria, Belgium, Great Britain, Iceland, Ireland, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, Turkey, the United States and with Yugoslavia as an associate member.


                       Restrictions on Foreign Investment

     Another issue which must be addressed by global investors is the possibility of investment restrictions. Some countries impose restrictions on foreigners investing in their country. These restrictions may limit the amount of foreign investment or in some cases create a separate class of securities which may be purchased by foreigner investors at a different price from similar securities purchased by domestic investment. The countries in which the Funds will invest do not impose restrictions on portfolio investments although Sweden and Switzerland do have two classes of shares (see below) while Sweden and Japan do have some special regulations which the Fund must comply with. Other potential pitfalls to foreign investment include high transaction costs, including brokerage fees, stock turnover taxes, exchange rates, and miscellaneous costs. These vary widely by type of investment and by country.
Consideration must also be given to withholding taxes. Most countries levy non-refundable withholding taxes on interest and dividend income earned by non-residents on domestic investments. The withholding tax rates disclosed below are subject to changes. While the existence of reciprocal tax treaties between many countries may to some extent mitigate that impact, such treaties are frequently not available to institutions such as open-ended mutual funds. Note that unlike in the U.S. and Canada, where dividends are generally paid quarterly, dividends in most nations are paid only once (annually) or twice (semi-annually) a year. Liquidity or the ability of an investor to dispose of his or her holdings quickly at a reasonable cost may be a special concern with foreign investments.

Sometimes there may be difficulties involved in selling instruments in those countries where secondary markets are not broad or actively traded. Political or sovereign risk is still another concern. This addresses the issue of whether the government may take action which would reduce the value of an investor's assets. The industrial nations involved with the Funds are basically stable and, except as noted under Political and Economic Considerations above, it is not believed that there would be a significant change due to an election or revolution.

     The size of the markets is another concern. In December of 1998, FT Actuaries/Goldman Sachs calculated the world equity market at some U.S. $19,335 billion. This market is dominated by the U.S. ($10,854 billion) and Japan ($1,934 billion). Other nations of significant size include Switzerland ($569 billion), Italy ($418 billion), France ($711 billion), Canada ($363 billion), Germany ($761 billion), and Great Britain ($2,037 billion). In 1998, the Financial Times Actuaries World Index, which is composed of around 2,263 securities from 27 nations, posted a total return of 20.9% in terms of U.S. dollars. Following is a table summarizing the market capital, total return performance, price/earnings ratios and normal settlement time.



                                          1996          1997         1998         1998
                            Market       FT/S&P        FT/S&P       FT/S&P         P/E
      NATION                Capital       Index         Index        Index        Ratio      SETTLEMENT
                              (1)          (2)           (2)          (2)          (2)
---------------------------------------------------------------------------------------------------------------------------------

      Hong Kong               207.7       35.2%        -27.2%      -9.08%         15.2       Next business day
      Japan                  1973.6      -16.1%        -25.5%       6.54%        103.7       Three business days
      Mexico                   54.0       19.4%         49.8%     -35.43%         17.0       Two business days, see note (3)
      Netherlands             517.2       27.2%         24.8%      31.98%         20.6       Within 10 days

----------------------------------------------------------------------------------------------------------------------------------

   (1) Billions of U.S. $. Estimated by FT/S&P Actuaries World IndicesTM/SM include approximately 2,400 securities in 27 national indices. Excludes investment companies and foreign domiciled companies. (e): Estimated -- Malaysia and Singapore are not reported separately.

   (2) Total return measured in U.S. $. P/E ratio at year-end 1998. FT/S&P Actuaries World IndicesTM/SM include approximately 2,400 securities in 27 national indices.

   (3) For Exchange Traded Securities.

                                COUNTRY SUMMARIES

===============================================================================


HONG KONG is situated at the southeastern tip of China. A total area of just 1,100 square kilometers covers Hong Kong Island, Kowloon and the New Territories and Islands. The population is about 6.7 million. English and Cantonese are the languages of commerce. Textiles, apparel, telecommunications, real estate, financing, construction are the chief industries. Hong Kong dollar is the legal tender and has been linked to the US dollar at the rate of HK$7.75 to US$1.00 since 1983.

     On July 1997, Hong Kong became a Special Administrative Region of the People's Republic of China. Under the agreement between the United Kingdom and China that led to the change in sovereignty, China committed itself to preserving "Hong Kong's way of life" for the next 50 years. This is seen as a guarantee that protects Hong Kong's capitalist system. While Hong Kong used to be a low-cost manufacturing center, it has abdicated this hole to the southern provinces of China and beyond in favor of turning itself into the primary financial center of China and South East Asia. Indeed, most of the trade between China and the rest of the world now flows through Hong Kong. Hong Kong's economy is thus primarily a service economy that has achieved a high standard of living. Recent statistics indicate a per capita GDP at constant (1990) market prices of US$15,218.


JAPAN is located in the Archipelago off the east coat of Asia. The population is estimated to be 125.6 million. Major cities are Tokyo, Yokohama, Osaka, Nagoya, Kyoto, Sapporo and Kobe. Electrical and electronic equipment, autos, machinery and chemical are the chief industries. The currency is the Japanese Yen (December 1998: JPY 113.6= $1U.S.). The Gross Domestic Product (1990 constant price) was $4,263 billion in 1997, or about $34,000 per capita. The 1997 trade balance was positive $89 billion.


MEXICO forms the southernmost part of the North American continent together with Canada and the United States of America. Due to its geographical location, Mexico experiences a variety of climate extremes. The terrain ranges from arid deserts to year round snow-covered areas. Its capital is Mexico City; other large city's include Guadalajara and Monterrey. These three metropolitan cities make up 2% of the national territory, and house 25% of the country's 97 million people. The official language is Spanish; however, English is commonly used for international business. 1997 Gross Domestic Product (GDP) totaled US $402.5 billion, the eleventh largest worldwide. Principal natural resources are silver, petroleum and oil. Mexico is the world's foremost producer of silver. Steel, chemicals, electric goods, textiles and tourism are important industries. The national currency of Mexico is the Peso, which was valued at MP 9.897 = USD 1 on December 31, 1998.

     Under its Political Constitution, Mexico is a democratic republic governed by three branches of power: executive, legislative and judicial. The country consists of 31 free, sovereign states. There is one federal district, the seat of the executive, located in the nation's capital. The President is the head of government and chief of state. The president of Mexico, for the six-year term from 1994 to 2000, is Dr. Ernesto Zedillo Ponce de Leon.

     La Bolsa Mexicana de Valores, or The Mexico Stock Exchange, is located in Mexico City. The first organized securities market in the country (Bolsa Nacional de Mexico) was founded in 1894. Trading has been halted twice briefly in the meantime, once during the Revolution and again as a result of global financial difficulties following World War One. The majority of transactions on the Exchange are accomplished through "open outcry". Securities have gradually been converted to a computerized trading system began in October of 1997. Capital gains earned on shares are tax exempt, while dividends are subject to a 10% withholding tax.


NETHERLANDS is located in northwestern Europe on the North Sea. The population is estimated to be 15.6 million. Major cities are Amsterdam, Rotterdam & Hague. Metals, machinery, chemicals, oil refinery, diamond cutting, electronics and tourism are the chief industries. The language spoken in Dutch. Most people in business also speak English. The currency is the Dutch Guilder (December 1998:NLG 1.889 = $1 U.S.). As of January. 1, 1999, NLG2.203751 = EUR1.00. The
Gross Domestic Product (1990 constant price) was $332 billion in 1998, or about $21,000 per capita. The 1998 trade balance was positive $26 billion. Netherlands is a member of the European Union.

                                    PART C

                                Other Information


Item 23. Exhibits

         (a)  (1) Declaration  of Trust  dated July 14, 1989 as Amended and
                  Restated   December  20,  1989  filed  as  Exhibit  (1)(a) to
                  Post-Effective Amendment No. 9 filed October 13, 1995 and incorporated herein by reference.

              (2) Amendment  to the  Declaration  of Trust  dated April 13, 1995 filed as Exhibit (1)(b) to Post-Effective Amendment No. 9 filed October 13, 1995 and incorporated herein by reference.

              (3) Amended and Restated Establishment and Designation  of Series
                  dated December 9, 1998 filed as Exhibit (a)(3) to Post-Effective Amendment No. 16 on February 24, 1999 and incorporated herein by reference.

         (b) By-laws dated July 14, 1989 filed as Exhibit (2) to Post-Effective Amendment No. 9 filed October 13, 1995 and incorporated herein by reference.

         (c)  Not Applicable

         (d) (1) Investment Advisory Contract between the Registrant and Wright Investors' Service, Inc. dated September 23, 1998 filed as Exhibit (d)(1)to Post-Effective Amendment No. 16 on February 24, 1999 and incorporated herein by reference.
              (2) Amended  and  Restated  Administration  Agreement  between the
                  Registrant and Eaton Vance Management dated February 1, 1998 filed as Exhibit (5)(b) to Post-Effective Amendment No. 15 filed April 30, 1998 and incorporated herein by reference.

         (e) Distribution Contract dated March 23, 1990 filed as Exhibit (6) to Post-Effective Amendment No. 9 filed October 13, 1995 and incorporated herein by reference.

         (f)  Not Applicable

         (g) (1) Custodian Agreement with Investors Bank & Trust Company dated December 19, 1990 filed as Exhibit (8) to Post-Effective Amendment No. 9 filed October 13, 1995 and incorporated herein by reference.
              (2) Amendment  dated  September  20,  1995  to  Master   Custodian
                  Agreement filed as Exhibit (8)(b) to Post-Effective Amendment No. 10 filed February 29, 1996 and incorporated herein by reference.
              (3) Amendment  dated  September  24,  1997 to Master  Custodian
                  Agreement filed as Exhibit(g)(3) to Post-Effective Amendment No. 16 on February 24, 1999 and incorporated herein by reference.

         (h)  Not Applicable

         (i)(1)Opinion of Counsel dated April 7, 1998 filed as Exhibit 10 to Post-Effective Amendment No. 5 and incorporated herein by reference.
            (2)Consent of Counsel filed herewith.

         (j)  Consent of Independent Auditors filed herewith.

         (k)  Not Applicable

         (l) Agreement with Wright Investors' Service in consideration of providing initial capital dated December 20, 1989 filed as Exhibit
              (13) to Post-Effective Amendment No. 9 filed October 13, 1995 and incorporated herein by reference.

         (m) (1) Amended Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated July 7, 1993 filed as Exhibit (15)(a) to Post-Effective Amendment No. 9 filed October 13, 1995 and incorporated herein by reference.
              (2) Agreement   Relating   to   Implementation   of  the   Amended
                  Distribution Plan dated July 7, 1993 filed as Exhibit (15)(b) to Post-Effective Amendment No. 9 filed October 13, 1995 and incorporated herein by reference.

         (n) (1) Financial Data Schedule for the fiscal year ended December 31, 1998 for Wright EquiFund-Hong Kong/China filed herewith.
              (2) Financial Data Schedule for the fiscal year ended December 31,
                  1998 for Wright EquiFund-Japan filed herewith.
              (3) Financial Data Schedule for the fiscal year ended December 31,
                  1998 for Wright EquiFund-Mexico filed herewith.
              (4) Financial Data Schedule for the fiscal year ended December 31,
                  1998 for Wright EquiFund-Netherlands filed herewith.

         (o)  Not Applicable

         (p) (1) Power of Attorney dated March 26, 1998 filed as Exhibit 17(a) to Post-Effective Amendment No. 15 filed April 29, 1998 and incorporated herein by reference.
              (2) Power of Attorney  dated  December  9, 1998 filed as
                  Exhibit (p)(2)to Post-Effective Amendment No. 16 on February 24, 1999 and incorporated herein by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant

     Not Applicable


Item 25.  Indemnification

The Registrant's By-Laws filed as Exhibit No. 2 to Post-Effective Amendment
No.  9  contain   provisions   limiting  the   liability,   and   providing  for
indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.


Item 26.  Business and Other Connections of Investment Adviser

Reference is made to the information set forth under the captions "Officers and Trustees" and "Investment Advisory and Administrative Services" in the Statements of Additional Information, which information is incorporated herein by reference.


Item 27.  Principal Underwriter

     (a) Wright Investors' Service Distributors, Inc.(a wholly-owned subsidiary of The Winthrop Corporation) acts as principal underwriter for each of the investment companies named below.

                        The Wright Managed Equity Trust
                        The Wright Managed Income Trust
                        The Wright Managed Blue Chip Series Trust
                        The Wright EquiFund Equity Trust
                        Catholic Values Investment Trust
                        The Wright Asset Allocation Trust

     (b)
                 (1)                                     (2)                                    (3)
         Name and Principal                     Positions and Offices                  Positions and Offices
          Business Address                   with Principal Underwriter                   with Registrant
------------------------------------------------------------------------------------------------------------------

          A. M. Moody  III*                           President                     Vice President and Trustee
          Peter M. Donovan*                 Vice President and Treasurer               President and Trustee
          Vincent M. Simko*                 Vice President and Secretary                       None

-------------------------------------------------------------------------------------------------------------------

       * Address is 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604


     (c) Not Applicable.


Item 28.  Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, Boston, MA 02116, and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are either in the possession and custody of the Registrant's administrator, Eaton Vance Management, 255 State
Street, Boston, MA 02109 or of the investment adviser, Wright Investors' Service, Inc., 1000 Lafayette Boulevard, Bridgeport, CT 06604. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Registrant's administrator, Eaton Vance Management, or of the investment adviser, Wright Investors' Service, Inc.


Item 29.  Management Services

Not Applicable


Item 30.  Undertakings

     (a) Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended, which relates to the assistance to be rendered to shareholders by the Trustees of the Registrant in calling a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee.


     (b) The annual report also contains performance information and is available to any recipient of the Prospectus upon request and without charge by writing to the Wright Investors' Service Distributors, Inc., 1000 Lafayette Boulevard, Bridgeport, Connecticut 06604.

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bridgeport, and the State of Connecticut on the 26th day of April, 1999.

                                          The Wright EquiFund Equity Trust

                                          By:      Peter M. Donovan*
                                             ---------------------------
                                              Peter M. Donovan, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the 26th day of April, 1999.

SIGNATURE                                   TITLE
------------------------------------------------------------------------------

Peter M. Donovan*                   President, Principal
-------------------             Executive Officer & Trustee
Peter M. Donovan

James L. O'Connor*                 Treasurer, Principal
-------------------           Financial and Accounting Officer
James L. O'Connor

H. Day Brigham, Jr.*                      Trustee
---------------------
H. Day Brigham, Jr.

Judith R. Corchard*                       Trustee
---------------------
Judith R. Corchard

Dorcas R. Hardy*                          Trustee
---------------------
Dorcas R. Hardy

Leland Miles*                             Trustee
---------------------
Leland Miles

A. M. Moody III                           Trustee
---------------------
A. M. Moody III

Lloyd F. Pierce*                          Trustee
---------------------
Lloyd F. Pierce

Richard E. Taber*                         Trustee
---------------------
Richard E. Taber

Raymond Van Houtte*                       Trustee
---------------------
Raymond Van Houtte

*By /s/ A. M. Moody III
------------------------
A. M. Moody III
Attorney-in-Fact

                                  Exhibit Index

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.           Description

    (i)(2)     Consent of Counsel
    (j)        Consent of Independent Auditors.